Portfolio of Investments March 31, 2026
Emerging Markets Debt

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.3%
BANK LOAN OBLIGATIONS - 0.4%
PUERTO RICO - 0.4%
$ 1,840,000 (a) Coral-US Co-Borrower, LLC, Term Loan B6, (TSFR1M + 3.000%) 6.787% 10/15/29 $ 1,831,637
2,000,000 (a) Coral-US Co-Borrower, LLC, Term Loan B7, (TSFR3M + 3.250%) 6.922 01/30/32 1,968,760
TOTAL PUERTO RICO 3,800,397
TOTAL BANK LOAN OBLIGATIONS
(Cost $3,823,647) 3,800,397
SHARES DESCRIPTION VALUE
COMMON STOCKS - 2.3%
MEXICO - 0.4%
252,421 (b) Grupo Aeromexico SAB de C.V. (ADR) 3,536,418
TOTAL MEXICO 3,536,418
UNITED STATES - 1.9%
159,800 (c) iShares JP Morgan USD Emerging Markets Bond ETF 15,010,014
TOTAL UNITED STATES 15,010,014
TOTAL COMMON STOCKS
(Cost $19,743,821) 18,546,432
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 46.4%
ANGOLA - 0.3%
850,000 (d) Azule Energy Finance PLC 8.125 01/23/30 858,523
1,725,000 (d) Azule Energy Finance PLC 8.625 01/22/33 1,734,981
TOTAL ANGOLA 2,593,504
ARGENTINA - 1.8%
3,025,000 (d) Arcor SAIC 7.600 07/31/33 3,083,927
1,500,000 (d) Pampa Energia S.A. 7.875 12/16/34 1,548,975
2,400,000 (d) Pan American Energy LLC 7.750 01/15/37 2,394,000
3,025,000 (d) Transportadora de Gas del Sur S.A. 7.750 11/20/35 3,068,015
500,000 (d) YPF S.A. 6.950 07/21/27 501,779
1,200,000 (d) YPF S.A. 8.750 09/11/31 1,250,590
3,100,000 (d) YPF S.A. 8.250 01/17/34 3,157,785
TOTAL ARGENTINA 15,005,071
BRAZIL - 3.2%
2,900,000 (d) Banco Bradesco S.A. 6.500 01/22/30 2,996,570
2,175,000 (d) Banco BTG Pactual S.A. 5.500 01/27/31 2,101,050
3,625,000 (d) Caixa Economica Federal 5.625 05/13/30 3,650,738
1,000,000 (d) Klabin Austria GmbH 5.750 04/03/29 1,003,900
1,725,000 (d) LD Celulose International GmbH 7.950 01/26/32 1,772,730
207,066 (d),(e) Oi S.A., (cash 10.000% or cash 7.500% and 6.000 PIK or PIK 13.500%) 10.000 06/30/27 99,392
1,950,000 Petrobras Global Finance BV 6.250 01/10/36 1,904,838
1,500,000 Petrobras Global Finance BV 6.900 03/19/49 1,442,241
4,000,000 (d) Raizen Fuels Finance S.A. 6.250 07/08/32 2,210,000
1,800,000 (d) Raizen Fuels Finance S.A. 5.700 01/17/35 985,500
2,600,000 (d) Rede D'or Finance Sarl 6.450 09/09/35 2,602,795
869,000 (d) Rio Oil Finance Trust 8.200 04/06/28 892,984
2,200,000 (d) Rumo Luxembourg Sarl 4.200 01/18/32 1,933,250
1,000,000 (d) Sitios Latinoamerica SAB de C.V. 5.375 04/04/32 975,307
1,435,000 Suzano Netherlands BV 5.500 01/15/36 1,388,363
TOTAL BRAZIL 25,959,658
CHILE - 3.8%
2,000,000 (d) AES Andes S.A. 6.250 03/14/32 2,051,382
1,075,000 (d) AES Andes S.A. 8.150 06/10/55 1,128,422
2,550,250 (d) Alfa Desarrollo S.p.A 4.550 09/27/51 1,938,771
1,525,000 (d) Antofagasta plc 5.625 09/09/35 1,506,621
2,300,000 (c),(d),(f),(g) Banco de Credito e Inversiones S.A. 7.500 N/A 2,407,180
1,000,000 (d),(f),(g) Banco de Credito e Inversiones S.A. 8.750 N/A 1,051,130
2,100,000 (d),(f),(g) Banco del Estado de Chile 7.950 N/A 2,210,481

Emerging Markets Debt

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CHILE (continued)
$ 1,900,000 (d) Celulosa Arauco y Constitucion S.A. 6.180% 05/05/32 $ 1,884,095
1,500,000 (d) Celulosa Arauco y Constitucion S.A. 5.150 01/29/50 1,239,247
2,450,000 (d) Cia Cervecerias Unidas S.A. 3.350 01/19/32 2,196,894
2,200,000 (d) Colbun S.A. 5.375 09/11/35 2,149,072
1,000,000 (d) Corp Nacional del Cobre de Chile 6.330 01/13/35 1,042,200
850,000 (d) Corp Nacional del Cobre de Chile 6.440 01/26/36 895,754
2,150,000 (d) Corp Nacional del Cobre de Chile 4.375 02/05/49 1,641,655
1,500,000 (d) Embotelladora Andina S.A. 3.950 01/21/50 1,125,000
2,000,000 (d) Empresa de los Ferrocarriles del Estado 3.068 08/18/50 1,237,132
2,200,000 (d) Empresa Nacional del Petroleo 3.450 09/16/31 1,993,683
500,000 (d) Empresa Nacional del Petroleo 6.150 05/10/33 514,226
2,000,000 (d) Inversiones CMPC S.A. 6.700 12/09/57 1,949,700
1,000,000 (d) Latam Airlines Group S.A. 7.875 04/15/30 1,010,000
TOTAL CHILE 31,172,645
CHINA - 0.3%
2,900,000 Fortune Star BVI Ltd, Reg S 6.800 09/09/29 2,739,200
TOTAL CHINA 2,739,200
COLOMBIA - 1.8%
1,643,000 (d),(g) Banco Davivienda S.A. 8.125 07/02/35 1,662,716
1,300,000 (g) Bancolombia S.A. 8.625 12/24/34 1,363,226
2,075,000 Ecopetrol S.A. 4.625 11/02/31 1,844,115
1,000,000 Ecopetrol S.A. 8.875 01/13/33 1,052,527
1,000,000 Ecopetrol S.A. 5.875 11/02/51 703,705
2,000,000 (d) Empresas Publicas de Medellin ESP 4.250 07/18/29 1,856,280
1,000,000 (d) Empresas Publicas de Medellin ESP 4.375 02/15/31 905,179
837,000 (d) Gran Tierra Energy, Inc 9.750 04/15/31 737,606
2,575,000 (d) Grupo Aval Ltd 4.375 02/04/30 2,406,202
2,200,000 (d) Grupo Nutresa S.A. 8.000 05/12/30 2,329,250
TOTAL COLOMBIA 14,860,806
COSTA RICA - 0.5%
1,500,902 (d) Autopistas del Sol S.A. 7.375 12/30/30 1,493,397
2,624,000 (d) Liberty Costa Rica Senior Secured Finance 10.875 01/15/31 2,761,760
TOTAL COSTA RICA 4,255,157
DOMINICAN REPUBLIC - 0.5%
2,300,000 (d) Aeropuertos Dominicanos Siglo XXI S.A. 7.000 06/30/34 2,343,447
1,700,000 (d) AES Andres BV 5.700 05/04/28 1,660,730
TOTAL DOMINICAN REPUBLIC 4,004,177
ECUADOR - 0.2%
1,775,000 (d) Corp Quiport S.A. 9.000 12/15/37 1,906,350
TOTAL ECUADOR 1,906,350
EL SALVADOR - 0.3%
2,450,000 (d) Comision Ejecutiva Hidroelectrica del Rio Lempa 8.650 01/24/33 2,511,250
TOTAL EL SALVADOR 2,511,250
GHANA - 0.2%
1,100,000 (c),(d) Kosmos Energy Ltd 7.500 03/01/28 1,058,094
1,075,000 (c),(d) Kosmos Energy Ltd 8.750 10/01/31 937,615
TOTAL GHANA 1,995,709
GUATEMALA - 1.0%
700,000 (d) CT Trust 5.125 02/03/32 652,673
3,300,000 (d) Energuate Trust 2 0 6.350 09/15/35 3,230,901
675,000 (d) Industrial Subordinated Trust 2 0 6.550 04/15/36 675,000
1,650,000 (d) Investment Energy Resources Ltd 6.250 04/26/29 1,642,302
1,750,000 (d) Millicom International Cellular S.A. 7.375 04/02/32 1,771,768
TOTAL GUATEMALA 7,972,644
HONG KONG - 0.2%
2,000,000 (d) Melco Resorts Finance Ltd 5.375 12/04/29 1,920,856
TOTAL HONG KONG 1,920,856
INDIA - 3.4%
2,100,000 (d) Adani Ports & Special Economic Zone Ltd 4.375 07/03/29 2,012,836
1,800,000 (d) Adani Ports & Special Economic Zone Ltd 3.100 02/02/31 1,579,344
1,646,313 (d) Continuum Green Energy India Pvt 7.500 06/26/33 1,624,134

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIA (continued)
$ 3,050,000 (d) IRB Infrastructure Developers Ltd 7.110% 03/11/32 $ 3,061,082
2,225,000 (d) Muthoot Finance Ltd 6.375 04/23/29 2,211,134
1,850,000 (d) Muthoot Finance Ltd 5.750 08/04/30 1,775,054
3,500,000 (d),(f) Network i2i Ltd 3.975 N/A 3,492,988
1,845,000 (d) Renew Treasury Ifsc Pvt Ltd 6.500 02/02/31 1,790,156
2,700,000 (d) ReNew Wind Energy AP2 4.500 07/14/28 2,546,337
2,400,000 (d) Sammaan Capital Ltd 8.950 08/28/28 2,419,468
2,000,000 (d) Sammaan Capital Ltd 7.500 10/16/30 1,934,917
2,100,000 (d) Shriram Finance Ltd 6.150 04/03/28 2,113,095
1,000,000 UPL Corp Ltd, Reg S 4.625 06/16/30 883,658
TOTAL INDIA 27,444,203
INDONESIA - 2.6%
2,400,000 (f) Bank Negara Indonesia Persero Tbk PT, Reg S 4.300 N/A 2,316,155
4,500,000 (d) Indika Energy Tbk PT 8.750 05/07/29 4,445,312
1,500,000 (d) Medco Laurel Tree Pte Ltd 6.950 11/12/28 1,493,908
1,500,000 (d) Medco Maple Tree Pte Ltd 8.960 04/27/29 1,540,942
1,250,000 (d) Pertamina Persero PT 4.700 07/30/49 991,964
1,000,000 (d) Perusahaan Listrik Negara PT 5.250 10/24/42 885,204
2,000,000 (d) Perusahaan Listrik Negara PT 6.150 05/21/48 1,905,836
2,000,000 (d) Perusahaan Penerbit SBSN Indonesia III 4.500 12/01/30 1,962,560
3,175,000 (d) Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.450 02/03/36 3,035,342
1,586,610 (d) Sorik Marapi Geothermal Power PT 7.750 08/05/31 1,574,704
995,000 (d) Star Energy Geothermal Darajat II 4.850 10/14/38 929,836
TOTAL INDONESIA 21,081,763
ISRAEL - 1.2%
2,000,000 (d),(g) Bank Hapoalim BM, Reg S 3.255 01/21/32 1,972,241
500,000 (d) Bank Hapoalim BM, Reg S 5.252 01/14/33 493,249
2,841,000 (d) Energean Israel Finance Ltd, Reg S 5.375 03/30/28 2,727,543
500,000 (d) Energean Israel Finance Ltd, Reg S 5.875 03/30/31 464,124
985,000 (d) Energean Israel Finance Ltd, Reg S 8.500 09/30/33 1,011,349
3,175,000 (d),(g) Mizrahi Tefahot Bank Ltd, Reg S 5.837 04/15/36 3,158,545
TOTAL ISRAEL 9,827,051
JAMAICA - 0.8%
3,500,000 (d) Kingston Airport Revenue Finance Ltd 6.750 12/15/36 3,465,000
2,850,000 (d) Montego Bay Airport Revenue Finance Ltd 6.600 06/15/35 2,736,485
TOTAL JAMAICA 6,201,485
KAZAKHSTAN - 0.5%
1,550,000 (d) KazMunayGas National Co JSC 6.375 10/24/48 1,538,159
2,225,000 (d) QazaqGaz NC JSC 4.375 09/26/27 2,207,467
TOTAL KAZAKHSTAN 3,745,626
MACAU - 0.3%
200,000 (c),(d) MGM China Holdings Ltd 7.125 06/26/31 203,969
2,000,000 Sands China Ltd 3.250 08/08/31 1,808,425
TOTAL MACAU 2,012,394
MALAYSIA - 0.3%
1,320,000 (d) Petronas Capital Ltd 5.340 04/03/35 1,354,994
1,300,000 (d) Petronas Capital Ltd 5.848 04/03/55 1,329,135
TOTAL MALAYSIA 2,684,129
MAURITIUS - 0.1%
987,888 (d) WLB Asset VI Pte Ltd 7.250 12/21/27 1,019,303
TOTAL MAURITIUS 1,019,303
MEXICO - 6.7%
3,100,000 (d),(f),(g) Banco Mercantil del Norte S.A. 8.375 N/A 3,185,250
1,500,000 (d) Banco Nacional de Comercio Exterior SNC 2.720 08/11/31 1,470,618
3,000,000 (d),(g) BBVA Bancomer S.A. 5.125 01/18/33 2,915,400
2,900,000 (d),(f) Cemex SAB de C.V. 7.200 N/A 2,936,250
2,760,237 (d) CFE Fibra E 5.875 09/23/40 2,681,046
1,975,000 (d) Comision Federal de Electricidad 0.000 01/28/34 1,913,972
1,640,000 (d) Comision Federal de Electricidad 6.264 02/15/52 1,440,482
3,500,000 (d) El Puerto de Liverpool SAB de C.V. 5.750 02/10/38 3,307,530
1,981,015 (d) FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple 7.250 01/31/41 1,982,996

Emerging Markets Debt

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEXICO (continued)
$ 2,100,000 (c),(d) Grupo Aeromexico SAB de C.V. 8.625% 11/15/31 $ 2,016,000
2,000,000 Grupo Televisa SAB 6.125 01/31/46 1,419,259
1,000,000 (d) Mexico City Airport Trust 5.500 10/31/46 832,567
2,500,000 (d) Mexico Remittances Funding Fiduciary Estate Management Sarl 12.500 10/15/31 2,633,750
2,200,000 (c),(d) Nemak SAB de C.V. 3.625 06/28/31 1,873,011
960,000 (d) Orbia Advance Corp SAB de C.V. 6.800 05/13/30 943,488
400,000 (d) Orbia Advance Corp SAB de C.V. 2.875 05/11/31 325,062
3,200,000 (d) Orbia Advance Corp SAB de C.V. 7.500 05/13/35 3,049,895
2,100,000 Pemex Project Funding Master Trust 6.625 06/15/35 1,957,073
3,947,000 Petroleos Mexicanos 6.840 01/23/30 3,955,715
5,619,000 Petroleos Mexicanos 6.700 02/16/32 5,499,204
2,200,000 Petroleos Mexicanos 5.625 01/23/46 1,606,943
2,075,000 Petroleos Mexicanos 6.350 02/12/48 1,587,798
1,500,000 Petroleos Mexicanos 6.950 01/28/60 1,181,850
500,000 (d) Saavi Energia Sarl 8.875 02/10/35 524,700
2,226,000 (d) Trust 2401 4.869 01/15/30 2,143,371
1,149,000 (d) Trust Fibra Uno 4.869 01/15/30 1,102,353
TOTAL MEXICO 54,485,583
MOROCCO - 0.5%
1,200,000 (d) OCP S.A. 6.700 03/01/36 1,230,180
4,000,000 (d) OCP S.A. 5.125 06/23/51 3,115,200
TOTAL MOROCCO 4,345,380
MULTI-NATIONAL - 0.3%
2,200,000 (d) MOBILIARE S.A. 6.750 11/10/32 2,193,158
TOTAL MULTI-NATIONAL 2,193,158
NIGERIA - 0.4%
3,100,000 (d) IHS Holding Ltd 7.875 05/29/30 3,140,792
TOTAL NIGERIA 3,140,792
PAKISTAN - 0.2%
200,000 (d) Veon Midco BV 3.375 11/25/27 189,278
1,600,000 (d) Veon Midco BV 9.000 07/15/29 1,650,712
TOTAL PAKISTAN 1,839,990
PANAMA - 0.8%
2,000,000 (d) Aeropuerto Internacional de Tocumen S.A. 5.125 08/11/61 1,600,560
3,000,000 (d) Banco Nacional de Panama 2.500 08/11/30 2,659,488
1,200,000 (d) Empresa de Transmision Electrica S.A. 5.125 05/02/49 936,408
200,000 (d) Sable International Finance Ltd 7.125 10/15/32 197,555
1,322,978 (d) UEP Penonome II S.A. 6.500 10/01/38 1,174,275
TOTAL PANAMA 6,568,286
PERU - 2.0%
3,000,000 (d) Auna S.A. 8.750 11/06/32 3,015,000
1,250,000 (d) Banco BBVA Peru S.A. 6.200 06/07/34 1,264,715
1,325,000 (d) Banco Internacional del Peru SAA Interbank 4.800 07/15/31 1,302,607
1,700,000 (c),(d) Banco Internacional del Peru SAA Interbank 6.397 04/30/35 1,721,590
731,511 (d) Lima Metro Line 2 Finance Ltd 4.350 04/05/36 693,481
1,600,000 (d) Niagara Energy SAC 5.746 10/03/34 1,595,305
1,333,600 (d) Peru LNG Srl 5.375 03/22/30 1,292,915
1,000,000 (d) Petroleos del Peru S.A. 4.750 06/19/32 792,500
2,750,000 (d) Petroleos del Peru S.A. 5.625 06/19/47 1,928,437
2,690,000 (d) Volcan Cia Minera SAA 8.500 10/28/32 2,727,391
TOTAL PERU 16,333,941
SAUDI ARABIA - 2.5%
3,300,000 Arabian Centres Sukuk IV Ltd, Reg S 8.875 12/04/30 3,285,361
2,500,000 BSF Finance, Reg S 5.761 09/03/35 2,400,770
2,500,000 (d) EIG Pearl Holdings Sarl 4.387 11/30/46 1,968,765
2,500,000 (d) S.A. Global Sukuk Ltd 4.125 09/17/30 2,412,979
1,250,000 (d) Saudi Arabian Oil Co 4.375 04/16/49 978,242
4,300,000 Saudi Awwal Bank, Reg S 5.947 09/04/35 4,209,468
2,925,000 SNB Funding Ltd, Reg S 6.000 06/24/35 2,891,108

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SAUDI ARABIA (continued)
$ 2,150,000 (d) STC SUKUK CO II Ltd 4.489% 01/15/31 $ 2,098,129
TOTAL SAUDI ARABIA 20,244,822
SOUTH AFRICA - 1.7%
800,000 (f),(g) Absa Group Ltd, Reg S 6.375 N/A 794,641
2,575,000 (d) Bidvest Group UK plc 6.200 09/17/32 2,564,028
2,875,000 (d) Eskom Holdings SOC Ltd 6.350 08/10/28 2,890,346
3,600,000 (d) Eskom Holdings SOC Ltd 8.450 08/10/28 3,768,119
2,000,000 Sasol Financing USA LLC 5.500 03/18/31 1,803,951
2,275,000 (d),(h) Sasol Financing USA LLC 8.750 04/10/33 2,261,577
TOTAL SOUTH AFRICA 14,082,662
SUPRANATIONAL - 0.4%
KZT 1,010,000,000 International Bank for Reconstruction & Development 13.750 06/11/26 2,095,969
UZS 10,300,000,000 International Finance Corp 11.000 11/13/26 858,379
TOTAL SUPRANATIONAL 2,954,348
THAILAND - 0.5%
2,000,000 (d) Bangkok Bank PCL 5.082 11/26/35 1,957,626
2,100,000 (d),(g) Bangkok Bank PCL 3.466 09/23/36 1,888,077
TOTAL THAILAND 3,845,703
TRINIDAD AND TOBAGO - 0.3%
850,000 (d) National Gas Company of Trinidad and Tobago Limited 6.050 01/15/36 777,937
1,350,000 (d) Trinidad Generation UnLtd 7.750 06/16/33 1,409,481
TOTAL TRINIDAD AND TOBAGO 2,187,418
TURKEY - 4.4%
1,950,000 (d) Akbank TAS 7.498 01/20/30 1,983,600
3,050,000 (d),(f),(g) Akbank TAS 0.000 N/A 2,900,827
3,700,000 (d) Anadolu Efes Biracilik Ve Malt Sanayii AS. 3.375 06/29/28 3,408,073
2,700,000 (d) Ford Otomotiv Sanayi AS. 7.125 04/25/29 2,709,560
3,300,000 (d) Limak Cimento Sanayi ve Ticaret AS. 9.750 07/25/29 3,247,460
3,500,000 (c),(d) Sisecam UK plc 8.375 01/23/33 3,473,417
3,350,000 (d) Turk Telekomunikasyon AS. 6.950 10/07/32 3,262,251
1,990,000 (d) Turkcell Iletisim Hizmetleri AS. 7.650 01/24/32 2,026,606
2,500,000 (d) Turkiye Garanti Bankasi AS. 8.125 01/08/36 2,486,594
1,200,000 (d) Turkiye Garanti Bankasi AS. 7.625 04/15/36 1,170,670
3,100,000 (d) Turkiye Is Bankasi AS. 7.575 02/05/37 2,981,712
2,875,000 (d) Ulker Biskuvi Sanayi AS. 7.875 07/08/31 2,900,709
1,300,000 (c),(d) Yapi ve Kredi Bankasi AS. 7.250 03/03/30 1,303,575
2,000,000 (d) Yapi ve Kredi Bankasi AS. 9.250 01/17/34 2,040,970
TOTAL TURKEY 35,896,024
UKRAINE - 0.2%
2,335,120 (d) NAK Naftogaz Ukraine via Kondor Finance plc, (cash 7.625%, PIK 7.625%) 7.625 11/08/28 1,821,394
TOTAL UKRAINE 1,821,394
UNITED ARAB EMIRATES - 1.4%
2,000,000 (d) Abu Dhabi Crude Oil Pipeline LLC 4.600 11/02/47 1,735,491
2,300,000 (d) DAE Funding LLC 4.950 01/15/33 2,180,706
1,649,725 (d) Galaxy Pipeline Assets Bidco Ltd 2.160 03/31/34 1,463,533
3,000,000 (d) Ittihad International II Ltd 7.375 11/13/30 3,022,537
1,000,000 (d) MDGH GMTN RSC Ltd 4.375 11/22/33 948,315
2,235,325 (d) Sweihan PV Power Co PJSC 3.625 01/31/49 1,781,565
TOTAL UNITED ARAB EMIRATES 11,132,147
UNITED STATES - 0.5%
3,944,000 (d) SIERRACOL EN AND 9.000 11/14/30 3,924,280
TOTAL UNITED STATES 3,924,280
ZAMBIA - 0.3%
1,265,000 (d) First Quantum Minerals Ltd 8.000 03/01/33 1,318,576
760,000 (d) First Quantum Minerals Ltd 6.375 02/15/36 731,133
TOTAL ZAMBIA 2,049,709
TOTAL CORPORATE BONDS
(Cost $389,477,267) 377,958,618

Emerging Markets Debt

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 47.9%
ANGOLA - 0.4%
$ 1,250,000 (d) Angolan Government International Bond 8.000% 11/26/29 $ 1,234,128
1,950,000 (d) Angolan Government International Bond 9.375 05/08/48 1,726,554
TOTAL ANGOLA 2,960,682
ARGENTINA - 2.4%
6,575,000 Argentina Republic Government International Bond 2.500 07/09/41 4,375,663
2,178,000 Argentina Republic Government International Bond (Step Bond) 0.750 07/09/30 1,820,808
4,050,000 Argentine Republic Government International Bond 5.000 01/09/38 3,043,575
12,009,989 Argentine Republic Government International Bond (Step Bond) 4.125 07/09/35 8,647,193
2,623,713 (d) Provincia de Buenos Aires (Step Bond) 6.625 09/01/37 1,974,344
TOTAL ARGENTINA 19,861,583
AZERBAIJAN - 0.4%
3,900,000 (d) Republic of Azerbaijan International Bond 3.500 09/01/32 3,591,631
TOTAL AZERBAIJAN 3,591,631
BAHAMAS - 0.1%
1,000,000 (d) Bahamas Government International Bond 8.250 06/24/36 1,066,830
TOTAL BAHAMAS 1,066,830
BARBADOS - 0.5%
4,125,000 (d) Barbados Government International Bond 8.000 06/26/35 4,176,892
TOTAL BARBADOS 4,176,892
BENIN - 0.4%
1,700,000 (d) Benin Government International Bond 7.960 02/13/38 1,667,794
725,000 (d) Benin Government International Bond 8.375 01/23/41 714,688
EUR 1,125,000 (d) Benin Government International Bond 6.875 01/19/52 1,111,031
TOTAL BENIN 3,493,513
BRAZIL - 2.5%
BRL 14,282,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/27 2,689,058
BRL 35,025,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/33 5,673,279
BRL 6,400,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/37 980,930
4,010,000 Brazilian Government International Bond 6.000 10/20/33 4,021,228
2,400,000 Brazilian Government International Bond 6.625 03/15/35 2,453,160
1,500,000 Brazilian Government International Bond 6.250 05/22/36 1,469,250
1,100,000 Brazilian Government International Bond 5.000 01/27/45 862,015
300,000 Brazilian Government International Bond 4.750 01/14/50 216,420
1,475,000 Brazilian Government International Bond 7.125 05/13/54 1,446,518
930,000 Brazilian Government International Bond 7.250 01/12/56 910,749
TOTAL BRAZIL 20,722,607
CAMEROON - 0.1%
EUR 1,000,000 (d) Republic of Cameroon International Bond 5.950 07/07/32 994,460
TOTAL CAMEROON 994,460
CHILE - 0.8%
CLP 1,470,000,000 (d) Bonos de la Tesoreria de la Republica en pesos, Reg S 5.000 10/01/28 1,578,361
CLP 2,630,000,000 (d) Bonos de la Tesoreria de la Republica en pesos, Reg S 6.000 04/01/33 2,919,635
EUR 1,830,000 Chile Government International Bond 3.800 07/01/35 2,064,354
TOTAL CHILE 6,562,350
COLOMBIA - 2.1%
875,000 Colombia Government International Bond 6.125 01/21/31 859,688
EUR 2,385,000 Colombia Government International Bond 5.000 09/19/32 2,599,526
2,675,000 Colombia Government International Bond 7.500 02/02/34 2,732,860
1,525,000 Colombia Government International Bond 8.000 11/14/35 1,595,974
1,500,000 Colombia Government International Bond 7.750 11/07/36 1,532,925
3,550,000 Colombia Government International Bond 5.625 02/26/44 2,799,566
COP 5,820,000,000 Colombian TES 7.750 09/18/30 1,273,931
COP 9,450,000,000 Colombian TES 7.000 06/30/32 1,890,489
COP 6,600,000,000 Colombian TES 6.250 07/09/36 1,143,360

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLOMBIA (continued)
COP 4,388,000,000 Colombian TES 9.250% 05/28/42 $ 899,554
TOTAL COLOMBIA 17,327,873
CONGO - 0.4%
$ 3,275,000 Congolese International Bond, Reg S 9.500 02/17/35 2,935,780
TOTAL CONGO 2,935,780
COSTA RICA - 0.9%
1,050,000 (d) Costa Rica Government International Bond 6.550 04/03/34 1,106,416
EUR 1,750,000 (d) Costa Rica Government International Bond 6.001 01/16/36 2,085,839
4,075,000 (d) Costa Rica Government International Bond 7.000 04/04/44 4,289,793
TOTAL COSTA RICA 7,482,048
COTE D'IVOIRE - 0.6%
1,500,000 (d) Ivory Coast Government International Bond 8.075 04/01/36 1,522,918
2,000,000 (d) Ivory Coast Government International Bond 6.750 02/25/41 1,756,257
1,200,000 (d) Ivory Coast Government International Bond (Step Bond) 8.250 01/30/37 1,231,194
TOTAL COTE D'IVOIRE 4,510,369
CZECH REPUBLIC - 0.6%
CZK 66,600,000 Czech Republic Government Bond, Reg S 0.950 05/15/30 2,738,235
CZK 62,900,000 Czech Republic Government Bond 1.750 06/23/32 2,512,636
TOTAL CZECH REPUBLIC 5,250,871
DOMINICAN REPUBLIC - 1.9%
6,800,000 (d) Dominican Republic Government International Bond 4.875 09/23/32 6,258,720
8,275,000 (d) Dominican Republic Government International Bond 5.875 01/30/60 6,907,142
2,000,000 (c),(d) Dominican Republic International Bond 6.150 05/17/38 1,891,100
TOTAL DOMINICAN REPUBLIC 15,056,962
ECUADOR - 1.2%
1,400,000 (d) Ecuador Government International Bond 8.750 01/29/34 1,372,000
3,525,000 (d) Ecuador Government International Bond 9.250 01/29/39 3,454,500
4,637,020 (d) Ecuador Government International Bond (Step Bond) 1.000 07/31/35 4,081,412
820,000 (d) Ecuador Government International Bond (Step Bond) 5.000 07/31/40 641,650
TOTAL ECUADOR 9,549,562
EGYPT - 1.5%
850,000 (d) Egypt Government International Bond 5.800 09/30/27 838,966
2,625,000 (d) Egypt Government International Bond 8.625 02/04/30 2,713,733
3,200,000 (d) Egypt Government International Bond 7.053 01/15/32 3,021,310
5,400,000 (d) Egypt Government International Bond 8.500 01/31/47 4,657,309
1,000,000 (d) Egypt Government International Bond 8.150 11/20/59 813,252
TOTAL EGYPT 12,044,570
EL SALVADOR - 0.6%
3,100,000 (c),(d) El Salvador Government International Bond 7.625 02/01/41 2,895,245
1,900,000 (d) El Salvador Government International Bond 7.125 01/20/50 1,588,210
1,500,000 (d) Republic of El Salvador 0.250 04/17/30 52,500
TOTAL EL SALVADOR 4,535,955
GEORGIA - 0.2%
1,900,000 (d) Georgia Government International Bond 5.125 01/28/31 1,825,112
TOTAL GEORGIA 1,825,112
GHANA - 1.0%
1,783,546 (d) Ghana Government International Bond 5.000 07/03/29 1,698,294
5,456,164 (d) Ghana Government International Bond 5.000 07/03/35 4,646,889
GHS 28,000,000 Republic of Ghana Government Bonds, (cash 4.700%, PIK 5.000%) 9.700 02/05/36 2,090,754
TOTAL GHANA 8,435,937
GUATEMALA - 1.1%
3,950,000 (d) Guatemala Government Bond 6.250 08/15/36 4,015,175
1,000,000 (c),(d) Guatemala Government Bond 6.875 08/15/55 1,039,000
525,000 (d) Guatemala Government International Bond 4.900 06/01/30 515,550
2,775,000 (d) Guatemala Government International Bond 3.700 10/07/33 2,419,800
1,250,000 (d) Guatemala Government International Bond 4.650 10/07/41 1,042,737
TOTAL GUATEMALA 9,032,262
HONDURAS - 0.3%
950,000 (d) Honduras Government International Bond 5.625 06/24/30 939,075

Emerging Markets Debt

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HONDURAS (continued)
$ 1,075,000 (d) Honduras Government International Bond 8.625% 11/27/34 $ 1,204,849
TOTAL HONDURAS 2,143,924
HUNGARY - 1.9%
HUF 600,000,000 Hungary Government Bond 4.500 03/23/28 1,718,920
1,900,000 (d) Hungary Government International Bond 6.125 05/22/28 1,944,015
4,900,000 (d) Hungary Government International Bond 2.125 09/22/31 4,152,325
HUF 796,250,000 Hungary Government International Bond 4.750 11/24/32 2,092,034
3,825,000 (d) Hungary Government International Bond 6.000 09/26/35 3,884,561
2,375,000 (d) Hungary Government International Bond 3.125 09/21/51 1,412,998
TOTAL HUNGARY 15,204,853
INDIA - 0.2%
INR 164,500,000 India Government Bond 7.180 07/24/37 1,723,311
TOTAL INDIA 1,723,311
INDONESIA - 1.0%
EUR 1,700,000 Indonesia Government International Bond 4.100 03/04/34 1,892,006
IDR 44,560,000,000 Indonesia Treasury Bond 7.000 09/15/30 2,653,489
IDR 59,634,000,000 Indonesia Treasury Bond 6.625 02/15/34 3,452,874
TOTAL INDONESIA 7,998,369
JORDAN - 0.5%
450,000 (d) Jordan Government International Bond 7.500 01/13/29 462,257
2,000,000 (d) Jordan Government International Bond 5.750 11/12/32 1,924,791
2,000,000 (d) Jordan Government International Bond 7.375 10/10/47 1,877,694
TOTAL JORDAN 4,264,742
KAZAKHSTAN - 0.7%
1,875,000 (d) Baiterek National Investment Holding JSC 5.450 05/08/28 1,883,286
1,500,000 (d) Kazakhstan Government International Bond 5.000 07/01/32 1,495,018
1,975,000 (d) Kazakhstan Government International Bond 5.500 07/01/37 1,984,707
TOTAL KAZAKHSTAN 5,363,011
LEBANON - 0.2%
3,200,000 (e) Lebanon Government International Bond, Reg S 6.250 12/04/26 759,232
3,800,000 (e) Lebanon Government International Bond, Reg S 6.850 03/23/27 900,106
TOTAL LEBANON 1,659,338
MALAYSIA - 0.8%
MYR 9,775,000 Malaysia Government Bond 4.642 11/07/33 2,580,152
MYR 6,000,000 Malaysia Government International Bond 4.254 05/31/35 1,545,421
MYR 7,825,000 Malaysia Government International Bond 4.762 04/07/37 2,091,956
TOTAL MALAYSIA 6,217,529
MEXICO - 2.8%
2,525,000 (d) Eagle Funding Luxco Sarl 5.500 08/17/30 2,538,256
MXN 0 Mexican Bonos 8.500 05/31/29 0
MXN 86,640,000 Mexican Bonos 7.750 05/29/31 4,606,330
MXN 66,100,000 Mexican Bonos 7.750 11/23/34 3,372,380
3,200,000 Mexico Government International Bond 5.625 09/22/35 3,096,000
2,725,000 Mexico Government International Bond 6.000 05/07/36 2,706,334
2,000,000 Mexico Government International Bond 6.125 02/09/38 1,949,000
2,250,000 Mexico Government International Bond 4.280 08/14/41 1,758,937
1,850,000 Mexico Government International Bond 4.400 02/12/52 1,310,540
1,300,000 Mexico Government International Bond 7.375 05/13/55 1,365,390
TOTAL MEXICO 22,703,167
MOROCCO - 0.5%
2,475,000 (d) Morocco Government International Bond 3.000 12/15/32 2,125,149
2,175,000 (d) Morocco Government International Bond 5.500 12/11/42 1,994,359
TOTAL MOROCCO 4,119,508
NIGERIA - 1.4%
2,300,000 (d) Nigeria Government International Bond 7.143 02/23/30 2,316,770
2,375,000 (d) Nigeria Government International Bond 7.875 02/16/32 2,405,109
950,000 (d) Nigeria Government International Bond 7.375 09/28/33 930,270
2,150,000 (d) Nigeria Government International Bond 10.375 12/09/34 2,462,998
2,000,000 (d) Nigeria Government International Bond 8.631 01/13/36 2,083,764

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NIGERIA (continued)
$ 1,050,000 (d) Nigeria Government International Bond 7.696% 02/23/38 $ 1,012,975
TOTAL NIGERIA 11,211,886
OMAN - 1.0%
1,575,000 (d) Oman Government International Bond 5.375 03/08/27 1,581,905
950,000 (d) Oman Government International Bond 5.625 01/17/28 959,874
1,325,000 (d) Oman Government International Bond 6.500 03/08/47 1,357,625
4,175,000 (d) Oman Government International Bond 6.750 01/17/48 4,346,370
TOTAL OMAN 8,245,774
PAKISTAN - 0.2%
875,000 (d) Pakistan Government International Bond 7.375 04/08/31 809,470
1,140,000 (d) Pakistan Government International Bond 8.875 04/08/51 1,017,396
TOTAL PAKISTAN 1,826,866
PARAGUAY - 0.9%
5,200,000 (d) Paraguay Government International Bond 2.739 01/29/33 4,563,000
1,275,000 (d) Paraguay Government International Bond 6.100 08/11/44 1,266,712
1,050,000 (d) Paraguay Government International Bond 5.600 03/13/48 964,740
350,000 (d) Paraguay Government International Bond 6.650 03/04/55 363,090
TOTAL PARAGUAY 7,157,542
PERU - 1.1%
PEN 3,525,000 Peru Government Bond 5.400 08/12/34 960,668
2,895,000 Peruvian Government International Bond 3.000 01/15/34 2,470,448
PEN 6,725,000 (d) Peruvian Government International Bond 5.400 08/12/34 1,832,765
1,600,000 Peruvian Government International Bond 5.375 02/08/35 1,595,280
PEN 2,900,000 (d) Peruvian Government International Bond 7.600 08/12/39 860,807
1,800,000 Peruvian Government International Bond 3.300 03/11/41 1,356,120
TOTAL PERU 9,076,088
POLAND - 2.3%
830,000 (d) Bank Gospodarstwa Krajowego 5.375 05/22/33 840,108
1,500,000 (d) Bank Gospodarstwa Krajowego 5.750 07/09/34 1,548,129
PLN 3,475,000 Republic of Poland Government Bond 4.750 07/25/29 931,431
PLN 9,000,000 Republic of Poland Government Bond 5.000 10/25/34 2,308,573
PLN 3,575,000 Republic of Poland Government International Bond 5.750 04/25/29 986,262
PLN 8,100,000 Republic of Poland Government International Bond 2.750 10/25/29 2,028,464
1,400,000 Republic of Poland Government International Bond 5.750 11/16/32 1,470,674
500,000 Republic of Poland Government International Bond 4.875 10/04/33 499,668
PLN 7,150,000 Republic of Poland Government International Bond 6.000 10/25/33 1,969,163
2,450,000 Republic of Poland Government International Bond 5.375 02/12/35 2,494,373
EUR 1,700,000 Republic of Poland Government International Bond, Reg S 3.875 07/07/37 1,926,918
2,198,000 Republic of Poland Government International Bond 5.500 04/04/53 2,034,565
TOTAL POLAND 19,038,328
REPUBLIC OF SERBIA - 0.3%
2,650,000 (d) Serbia Government International Bond 2.125 12/01/30 2,285,383
TOTAL REPUBLIC OF SERBIA 2,285,383
ROMANIA - 2.4%
1,860,000 (d) Romanian Government International Bond 5.875 01/30/29 1,872,832
RON 11,000,000 Romanian Government International Bond 8.000 04/29/30 2,575,170
3,270,000 (c),(d) Romanian Government International Bond 3.625 03/27/32 2,866,319
EUR 1,895,000 (d) Romanian Government International Bond 5.250 05/30/32 2,166,451
7,920,000 (d) Romanian Government International Bond 5.750 03/24/35 7,488,141
2,000,000 (d) Romanian Government International Bond 5.750 07/04/36 1,854,487
1,400,000 (d) Romanian Government International Bond 4.000 02/14/51 901,477
TOTAL ROMANIA 19,724,877
RWANDA - 0.3%
2,675,000 (d) Rwanda International Government Bond 5.500 08/09/31 2,391,298
TOTAL RWANDA 2,391,298
SAUDI ARABIA - 1.1%
1,950,000 (d) Saudi Government International Bond 5.375 01/13/31 1,991,356
1,250,000 (d) Saudi Government International Bond 5.000 01/16/34 1,243,509
2,400,000 (d) Saudi Government International Bond 5.625 01/13/35 2,482,295
1,425,000 (d) Saudi Government International Bond 3.250 11/17/51 896,809
2,000,000 (d) Saudi Government International Bond 3.750 01/21/55 1,354,968

Emerging Markets Debt

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SAUDI ARABIA (continued)
$ 1,500,000 (d) Saudi Government International Bond 3.450% 02/02/61 $ 925,849
TOTAL SAUDI ARABIA 8,894,786
SENEGAL - 0.4%
3,600,000 (d) Senegal Government International Bond 6.250 05/23/33 1,908,511
3,300,000 (d) Senegal Government International Bond 6.750 03/13/48 1,669,735
TOTAL SENEGAL 3,578,246
SOUTH AFRICA - 1.8%
ZAR 23,250,000 Republic of South Africa Government Bond 8.500 01/31/37 1,281,968
ZAR 34,075,000 Republic of South Africa Government International Bond 8.875 02/28/35 1,977,422
2,050,000 (d) Republic of South Africa Government International Bond 7.100 11/19/36 2,093,900
ZAR 43,400,000 Republic of South Africa Government International Bond 9.000 01/31/40 2,408,197
ZAR 20,900,000 Republic of South Africa Government International Bond 8.750 01/31/44 1,115,550
1,250,000 Republic of South Africa Government International Bond 5.375 07/24/44 974,586
2,075,000 Republic of South Africa Government International Bond 5.650 09/27/47 1,622,235
775,000 Republic of South Africa Government International Bond 5.750 09/30/49 599,222
2,600,000 Republic of South Africa Government International Bond 7.300 04/20/52 2,401,185
TOTAL SOUTH AFRICA 14,474,265
SRI LANKA - 0.7%
1,212,281 (d) Sri Lanka Government International Bond 3.350 03/15/33 1,012,255
4,778,220 (d) Sri Lanka Government International Bond 3.600 06/15/35 3,606,958
1,633,502 (d) Sri Lanka Government International Bond 3.600 02/15/38 1,441,549
TOTAL SRI LANKA 6,060,762
SUPRANATIONAL - 0.4%
INR 176,300,000 Asian Development Bank 6.150 02/25/30 1,758,270
INR 57,100,000 Asian Infrastructure Investment Bank, Reg S 6.000 12/08/31 550,401
INR 79,000,000 Inter-American Development Bank 7.350 10/06/30 816,226
TOTAL SUPRANATIONAL 3,124,897
TURKEY - 2.3%
800,000 Turkey Government International Bond 5.125 02/17/28 788,609
825,000 Turkey Government International Bond 5.250 03/13/30 787,702
2,050,000 Turkey Government International Bond 6.000 01/14/41 1,699,767
4,350,000 Turkey Government International Bond 4.875 04/16/43 3,056,762
TRY 105,400,000 Turkiye Government Bond 37.840 07/14/27 2,316,839
EUR 1,725,000 Turkiye Government International Bond 5.200 08/17/31 1,990,147
4,200,000 Turkiye Government International Bond 7.125 07/17/32 4,175,231
1,895,000 Turkiye Government International Bond 6.300 03/14/33 1,792,354
2,000,000 (d) Turkiye Ihracat Kredi Bankasi AS. 6.375 01/15/31 1,922,397
TOTAL TURKEY 18,529,808
UGANDA - 0.3%
UGX 10,893,000,000 Republic of Uganda Government Bonds 14.250 06/22/34 2,706,127
TOTAL UGANDA 2,706,127
UKRAINE - 0.5%
3,108,800 (d) Ukraine Government International Bond 4.000 02/01/32 2,238,336
1,579,875 (d) Ukraine Government International Bond 0.000 02/01/35 723,583
337,395 (d) Ukraine Government International Bond 0.000 02/01/36 154,189
1,550,000 (d) Ukraine Government International Bond 4.500 02/01/36 792,050
TOTAL UKRAINE 3,908,158
UNITED ARAB EMIRATES - 0.2%
2,600,000 Emirate of Dubai Government International Bonds, Reg S 3.900 09/09/50 1,780,098
TOTAL UNITED ARAB EMIRATES 1,780,098
URUGUAY - 0.6%
1,500,000 Oriental Republic of Uruguay 5.250 09/10/60 1,360,200
UYU 70,575,000 Uruguay Government International Bond 8.250 05/21/31 1,793,357
UYU 18,940,950 Uruguay Government International Bond 9.750 07/20/33 516,851
600,000 Uruguay Government International Bond 5.750 10/28/34 626,280
UYU 21,400,000 Uruguay Government International Bond 8.000 10/29/35 535,040
TOTAL URUGUAY 4,831,728
UZBEKISTAN - 0.7%
UZS 9,240,000,000 (d) Republic of Uzbekistan International Bond 16.625 05/29/27 799,291
3,000,000 (d) Republic of Uzbekistan International Bond 5.375 02/20/29 2,959,398
1,400,000 (d) Republic of Uzbekistan International Bond 3.700 11/25/30 1,272,452

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UZBEKISTAN (continued)
$ 775,000 (d) Republic of Uzbekistan International Bond 6.900% 02/28/32 $ 807,549
TOTAL UZBEKISTAN 5,838,690
ZAMBIA - 0.4%
1,918,906 (d) Zambia Government International Bond 5.750 06/30/33 1,798,784
1,580,173 (d) Zambia Government International Bond 0.500 12/31/53 1,037,601
TOTAL ZAMBIA 2,836,385
TOTAL GOVERNMENT BONDS
(Cost $402,714,542) 390,337,593
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 0.3%
UNITED STATES - 0.3%
2,800,663 (d),(i) Industrial DPR Funding Ltd, Series 2022 1A 5.380 04/15/34 2,513,483
TOTAL UNITED STATES 2,513,483
TOTAL STRUCTURED ASSETS
(Cost $2,800,663) 2,513,483
TOTAL LONG-TERM INVESTMENTS
(Cost $818,559,940) 793,156,523
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 3.3%
26,639,498 (j) State Street Navigator Securities Lending Government Money Market Portfolio 3.680 (k) 26,639,498
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $26,639,498) 26,639,498
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.6%
REPURCHASE AGREEMENT - 0.2%
2,001,000 (l) Fixed Income Clearing Corporation 3.660 04/01/26 2,001,000
TOTAL REPURCHASE AGREEMENT 2,001,000
TREASURY DEBT - 0.4%
EGP 27,275,000 Egypt Treasury Bill 0.000 06/16/26 475,550
2,765,000 United States Treasury Bill 0.000 04/14/26 2,761,376
TOTAL TREASURY DEBT 3,236,926
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,258,411) 5,237,926
TOTAL INVESTMENTS - 101.2%
(Cost $850,457,849) 825,033,947
OTHER ASSETS & LIABILITIES, NET - (1.2)% (10,159,262)
NET ASSETS - 100.0% $ 814,874,685

Emerging Markets Debt

Portfolio of Investments March 31, 2026
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
ADR American Depositary Receipt
BRL Brazilian Real
CLP Chilean Peso
COP Colombia Peso
CZK Czech Republic Koruna
EGP Egyptian Pound
ETF Exchange Traded Fund
EUR Euro
GHS Ghanaian Cedi
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Sol
PIK Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
PLN Polish Zloty
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
RON Romanian Leu
TRY Turkish Lira
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $26,250,785.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $540,923,459 or 65.6% of Total
Investments.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Perpetual security. Maturity date is not applicable.
(g) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 3.1% of Total Investments.
(h) When-issued or delayed delivery security.
(i) For fair value measurement disclosure purposes, investment classified as Level 3.
(j) Investments made with cash collateral received from securities on loan.
(k) The rate shown is the one-day yield as of the end of the reporting period.
(l) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $2,001,203 on 4/1/26, collateralized by Government Agency Securities, with coupon rate
3.625% and maturity date 8/31/30, valued at $2,041,049.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 12,524,927 EUR 10,645,584 Australia and New Zealand Banking Group Limited 04/08/26 $ 215,573
$ 1,247,310 EUR 1,056,776 Bank of America, N.A. 04/08/26 25,373
$ 2,092,546 EUR 1,777,825 Morgan Stanley 04/08/26 36,870
$ 2,010,341 EUR 1,699,541 Morgan Stanley 04/08/26 45,183
Total  $ 322,999
Total unrealized appreciation on forward foreign currency contracts  $ 322,999
Total unrealized depreciation on forward foreign currency contracts  $ –
EUR Euro

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Emerging Markets Debt
Long-Term Investments
:
Bank loan obligations $— $3,800,397 $— $3,800,397
Common stocks 18,546,432 — — 18,546,432
Corporate bonds — 377,958,618 — 377,958,618
Government bonds — 390,337,593 — 390,337,593
Structured assets — — 2,513,483 2,513,483
Investments purchased with collateral from securities lending 26,639,498 — — 26,639,498
Short-Term Investments
:
Repurchase agreement — 2,001,000 — 2,001,000
Treasury debt — 3,236,926 — 3,236,926
Investments in Derivatives
:
Forward foreign currency contracts* — 322,999 — 322,999
Total $45,185,930 $777,657,533 $2,513,483 $825,356,946
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Inflation Linked Bond
Portfolio of Investments March 31, 2026

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 100.9%
CORPORATE BONDS - 0 .2%
FINANCIAL SERVICES - 0.0%
$ 426,561 HNA LLC 2 .369% 09/18/27 $ 419,983
TOTAL FINANCIAL SERVICES 419,983
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
5,485,000 Montefiore Medical Center 2 .895 04/20/32 4,903,490
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,903,490
TOTAL CORPORATE BONDS
(Cost $5,907,112) 5,323,473
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 100.7%
MORTGAGE BACKED - 1.5%
6,113,613 Ginnie Mae I Pool 3 .600 09/15/31 5,976,916
3,556,251 Ginnie Mae I Pool 3 .700 10/15/33 3,454,723
1,103,890 Ginnie Mae I Pool 3 .380 07/15/35 1,048,262
1,098,285 Ginnie Mae I Pool 3 .870 10/15/36 1,058,449
4,036,758 Ginnie Mae I Pool 3 .940 03/15/37 3,894,789
14,391,872 Ginnie Mae I Pool 1 .730 07/15/37 12,351,193
11,102,791 Ginnie Mae I Pool 1 .650 07/15/42 8,794,800
11,450,274 Ginnie Mae I Pool 2 .750 01/15/45 10,840,459
TOTAL MORTGAGE BACKED 47,419,591
U.S. TREASURY SECURITIES - 99.2%
5,456 (a) United States Treasury Inflation Indexed Bonds 0 .125 04/15/26 5,460
339,049 (a) United States Treasury Inflation Indexed Bonds 0 .125 07/15/26 343,944
2,903,917 (a) United States Treasury Inflation Indexed Bonds 0 .125 10/15/26 2,928,899
83,546,883 (a) United States Treasury Inflation Indexed Bonds 0 .375 01/15/27 83,710,060
40,886,806 (a) United States Treasury Inflation Indexed Bonds 2 .375 01/15/27 41,603,922
22,794,518 (a) United States Treasury Inflation Indexed Bonds 0 .125 04/15/27 22,665,206
48,791,815 (a) United States Treasury Inflation Indexed Bonds 0 .375 07/15/27 48,770,306
86,785,043 (a) United States Treasury Inflation Indexed Bonds 1 .625 10/15/27 88,122,400
100,333,548 (a) United States Treasury Inflation Indexed Bonds 0 .500 01/15/28 99,539,726
27,266,893 (a) United States Treasury Inflation Indexed Bonds 1 .750 01/15/28 27,654,883
167,692,433 (a) United States Treasury Inflation Indexed Bonds 1 .250 04/15/28 168,321,387
35,752,411 (a) United States Treasury Inflation Indexed Bonds 3 .625 04/15/28 37,586,577
64,779,111 (a) United States Treasury Inflation Indexed Bonds 0 .750 07/15/28 64,579,911
82,127,910 (a) United States Treasury Inflation Indexed Bonds 2 .375 10/15/28 85,017,504
120,261,977 (a) United States Treasury Inflation Indexed Bonds 0 .875 01/15/29 119,370,980
65,716,540 (a) United States Treasury Inflation Indexed Bonds 2 .500 01/15/29 68,163,294
133,630,225 (a) United States Treasury Inflation Indexed Bonds 2 .125 04/15/29 137,176,476
77,913,374 (a) United States Treasury Inflation Indexed Bonds 3 .875 04/15/29 84,035,272
75,610,072 (a) United States Treasury Inflation Indexed Bonds 0 .250 07/15/29 73,529,237
62,421,252 (a) United States Treasury Inflation Indexed Bonds 1 .625 10/15/29 63,401,363
139,570,527 (a) United States Treasury Inflation Indexed Bonds 0 .125 01/15/30 133,568,443
141,500,863 (a) United States Treasury Inflation Indexed Bonds 1 .625 04/15/30 142,908,110
126,229,841 (a) United States Treasury Inflation Indexed Bonds 0 .125 07/15/30 120,145,912
125,207,489 (a) United States Treasury Inflation Indexed Bonds 1 .125 10/15/30 124,083,702
146,674,067 (a) United States Treasury Inflation Indexed Bonds 0 .125 01/15/31 137,887,539
140,678,010 (a) United States Treasury Inflation Indexed Bonds 0 .125 07/15/31 131,426,959
28,045,581 (a) United States Treasury Inflation Indexed Bonds 0 .125 01/15/32 25,808,294
34,313,071 (a) United States Treasury Inflation Indexed Bonds 3 .375 04/15/32 37,852,833
78,519,597 (a) United States Treasury Inflation Indexed Bonds 0 .625 07/15/32 74,078,462
121,459,413 (a) United States Treasury Inflation Indexed Bonds 1 .125 01/15/33 116,975,643
97,443,710 (a) United States Treasury Inflation Indexed Bonds 1 .375 07/15/33 95,246,764
186,315,568 (a) United States Treasury Inflation Indexed Bonds 1 .750 01/15/34 185,519,218
109,778,666 (a) United States Treasury Inflation Indexed Bonds 1 .875 07/15/34 110,312,898
156,780,270 (a) United States Treasury Inflation Indexed Bonds 2 .125 01/15/35 159,423,438
103,895,076 (a) United States Treasury Inflation Indexed Bonds 1 .875 07/15/35 103,384,402

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 78,087,097 (a) United States Treasury Inflation Indexed Bonds 1 .875% 01/15/36 $ 77,144,268
TOTAL U.S. TREASURY SECURITIES 3,092,293,692
TOTAL GOVERNMENT BONDS
(Cost $3,158,583,405) 3,139,713,283
TOTAL LONG-TERM INVESTMENTS
(Cost $3,164,490,517) 3,145,036,756
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.1%
REPURCHASE AGREEMENT - 0.1%
3,043,000 (b) Fixed Income Clearing Corporation 3 .660 04/01/26 3,043,000
TOTAL REPURCHASE AGREEMENT 3,043,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,043,000) 3,043,000
TOTAL INVESTMENTS - 101.0%
(Cost $3,167,533,517) 3,148,079,756
OTHER ASSETS & LIABILITIES, NET - (1.0)% (30,765,023)
NET ASSETS - 100.0% $ 3,117,314,733
(a) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(b) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $3,043,309 on 4/1/26, collateralized by Government Agency Securities, with coupon rates
0.625%–4.000% and maturity dates 5/31/30–8/15/30, valued at $3,103,936.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 251 06/18/26  $ 28,123,799 $ 27,872,766  $ (251,033)
U.S. Treasury 2-Year Note 150 06/30/26 31,169,812 31,116,797 (53,015)
U.S. Treasury 5-Year Note 525 06/30/26 57,455,675 56,794,336 (661,339)
Total 926  $ 116,749,286  $ 115,783,899 $ (965,387)

Inflation Linked Bond

Portfolio of Investments March 31, 2026
(continued)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Inflation Linked Bond
Long-Term Investments
:
Corporate bonds $— $5,323,473 $— $5,323,473
Government bonds — 3,139,713,283 — 3,139,713,283
Short-Term Investments
:
Repurchase agreement — 3,043,000 — 3,043,000
Investments in Derivatives
:
Futures contracts* (965,387) — — (965,387)
Total $(965,387) $3,148,079,756 $— $3,147,114,369
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Consolidated Portfolio of Investments March 31, 2026
International Bond

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 94.4%
BANK LOAN OBLIGATIONS - 1.1%
CANADA - 0.2%
$ 499,957 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 5.418% 09/23/30 $ 499,459
397,972 (a) Air Canada, Term Loan B, (TSFR3M + 1.750%) 5.417 03/21/31 395,485
597,486 (a) Garda World Security Corporation, Term Loan B, (TSFR3M + 2.750%) 6.421 02/01/29 594,499
500,000 (a) Green Infrastructure Partners Inc, Term Loan B, (TSFR3M + 2.750%) 6.450 09/24/32 500,000
481,357 (a) Open Text Corporation, Term Loan B, (TSFR1M + 1.750%) 5.418 01/31/30 472,074
TOTAL CANADA 2,461,517
GERMANY - 0.0%
497,753 (a) TK Elevator Midco GmbH, Term Loan B, (TSFR6M + 2.750%) 6.377 04/30/30 499,378
TOTAL GERMANY 499,378
IRELAND - 0.1%
455,392 (a) Avolon TLB Borrower 1 (US) LLC, Term Loan B6, (TSFR1M + 1.750%) 5.425 06/24/30 456,815
397,964 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 5.450 11/29/30 394,582
298,496 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 2.000%) 5.700 06/04/32 295,884
TOTAL IRELAND 1,147,281
LUXEMBOURG - 0.1%
550,000 (a) Delta 2 (LUX) S.a.r.l., Term Loan B1, (TSFR3M + 1.750%) 5.450 09/19/31 549,656
498,750 (a) PG Investment Company 59 S.a r.l., Repriced Term Loan B, (TSFR3M + 2.250%) 5.950 03/26/31 499,508
TOTAL LUXEMBOURG 1,049,164
SPAIN - 0.0%
498,701 (a),(b) Fluidra, S.A., Term Loan B, (TBD) TBD TBD 499,823
TOTAL SPAIN 499,823
SWEDEN - 0.0%
199,500 (a) Anticimex International AB, Term Loan, (SOFR90A + 2.900%) 6.560 11/17/31 200,062
TOTAL SWEDEN 200,062
UNITED KINGDOM - 0.1%
646,750 (a) GVC Holdings (Gibraltar) Limited, Term Loan B6 (2029), (TSFR3M + 2.250%) 5.951 10/31/29 647,306
TOTAL UNITED KINGDOM 647,306
UNITED STATES - 0.6%
498,744 (a) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M + 2.500%) 6.168 09/19/31 495,484
465,568 (a) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 6.673 07/30/31 432,929
408,293 (a) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.500%) 6.168 06/16/31 398,928
498,747 (a) Clarios Global LP, Term Loan B, (TSFR1M + 2.750%) 6.418 01/28/32 498,124
350,000 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan, (TSFR1M + 2.500%) 6.168 01/31/30 352,188
496,615 (a) Gibraltar Industries Inc, Term Loan B, (TSFR1M + 2.250%) 5.922 02/02/33 494,753
500,000 (a),(b) Hopper Merger Sub Inc. Term Loan, (TBD) TBD TBD 494,658
497,055 (a) HUB International Limited, Term Loan B, (TSFR3M + 2.250%) 5.920 06/20/30 496,506
249,528 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%) 5.918 05/05/28 250,776
103,198 (a) Medline Borrower, LP, Term Loan B, (TSFR1M + 1.750%) 5.418 10/23/28 103,469
248,745 (a) Mitchell International, Inc., Term Loan, (TSFR1M + 3.000%) 6.668 06/17/31 238,031
329,392 (a) Parexel International Corporation, Repriced Term Loan B, (TSFR1M + 2.750%) 6.418 12/12/31 328,705
497,475 (a) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%) 6.168 02/21/31 498,253
299,244 (a) Primo Brands Corp, First Lien Term Loan, (TSFR1M + 2.250%) 5.922 03/31/28 299,892
447,744 (a) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.500%) 6.168 12/19/30 448,445
498,734 (a) TransDigm, Inc., Term Loan, (TSFR1M + 2.500%) 6.168 01/20/32 499,265
522,342 (a) TransDigm, Inc., Term Loan J, (TSFR1M + 2.500%) 6.168 02/28/31 523,000
500,000 (a) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M + 2.750%) 6.450 05/06/31 494,220
398,000 (a) UKG Inc., Term Loan B, (TSFR3M + 2.500%) 6.167 02/10/31 380,862
199,205 (a) USI, Inc., Term Loan D, (TSFR3M + 2.250%) 5.950 11/23/29 198,998
447,727 (a) WEX Inc., Term Loan B2, (TSFR1M + 1.750%) 5.418 04/03/28 446,330
TOTAL UNITED STATES 8,373,816
TOTAL BANK LOAN OBLIGATIONS
(Cost $15,004,434) 14,878,347
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 20.2%
AUSTRALIA - 0.3%
EUR 1,500,000 Amcor UK Finance plc 3.950 05/29/32 1,711,492

International Bond

Consolidated Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AUSTRALIA (continued)
$ 800,000 AngloGold Ashanti Holdings plc 3.375% 11/01/28 $ 768,981
EUR 1,500,000 (c) Glencore Capital Finance DAC, Reg S 4.154 04/29/31 1,765,705
TOTAL AUSTRALIA 4,246,178
AUSTRIA - 0.1%
EUR 600,000 (d),(e) Erste Group Bank AG., Reg S 4.250 N/A 681,408
EUR 500,000 (c) Raiffeisen Bank International AG., Reg S 3.500 02/16/34 555,413
TOTAL AUSTRIA 1,236,821
BELGIUM - 0.0%
EUR 800,000 (f) Proximus SADP, Reg S 0.750 11/17/36 682,667
TOTAL BELGIUM 682,667
BRAZIL - 0.2%
1,400,000 Embraer Netherlands Finance BV 5.400 01/09/38 1,338,232
300,000 Suzano Austria GmbH 3.125 01/15/32 263,826
775,000 Suzano Netherlands BV 5.500 01/15/36 749,813
TOTAL BRAZIL 2,351,871
CANADA - 0.6%
GBP 500,000 (c) Bank of Montreal, Reg S 5.125 10/10/28 663,070
EUR 2,000,000 (c) Canadian Imperial Bank of Commerce, Reg S 3.250 07/16/31 2,267,651
EUR 250,000 (g) Fairfax Financial Holdings Ltd 2.750 03/29/28 283,449
GBP 1,000,000 (f) Federation des Caisses Desjardins du Quebec, Reg S 4.875 10/08/30 1,307,627
EUR 3,000,000 (c) Federation des Caisses Desjardins du Quebec, Reg S 3.250 03/28/31 3,390,642
TOTAL CANADA 7,912,439
CHILE - 0.4%
392,346 (g) Alfa Desarrollo S.p.A 4.550 09/27/51 298,272
1,100,000 (g) Antofagasta plc 5.625 09/09/35 1,086,743
200,000 (g) Celulosa Arauco y Constitucion S.A. 6.180 05/05/32 198,326
200,000 (g) Cia Cervecerias Unidas S.A. 3.350 01/19/32 179,338
900,000 (g) Corp Nacional del Cobre de Chile 5.950 01/08/34 920,218
200,000 (g) Corp Nacional del Cobre de Chile 6.440 01/26/36 210,766
825,000 (g) Empresa Nacional del Petroleo 3.450 09/16/31 747,631
1,000,000 (g) Latam Airlines Group S.A. 7.875 04/15/30 1,010,000
500,000 (g) Sociedad Quimica y Minera de Chile S.A. 5.500 09/10/34 495,200
TOTAL CHILE 5,146,494
COLOMBIA - 0.0%
75,000 Ecopetrol S.A. 6.875 04/29/30 75,072
300,000 Ecopetrol S.A. 4.625 11/02/31 266,619
300,000 Ecopetrol S.A. 8.875 01/13/33 315,758
TOTAL COLOMBIA 657,449
DENMARK - 0.2%
EUR 500,000 (c) Carlsberg Breweries A.S., Reg S 3.500 02/28/35 557,815
GBP 1,500,000 Danske Bank A.S., Reg S 2.250 01/14/28 1,943,013
TOTAL DENMARK 2,500,828
FRANCE - 2.0%
EUR 2,000,000 (f) Air Liquide Finance S.A., Reg S 2.625 11/05/29 2,253,829
EUR 1,600,000 (c) Airbus SE, Reg S 1.375 05/13/31 1,675,717
EUR 600,000 (c) Airbus SE, Reg S 2.375 06/09/40 566,119
EUR 1,600,000 AXA S.A., Reg S 3.375 05/31/34 1,812,747
EUR 500,000 AXA S.A., Reg S 1.375 10/07/41 508,846
EUR 400,000 (d),(e),(f) AXA S.A., Reg S 6.375 N/A 479,845
500,000 (d),(e),(g) BNP Paribas S.A. 8.500 N/A 520,826
EUR 2,500,000 Credit Agricole Assurances S.A., Reg S 1.500 10/06/31 2,549,213
EUR 1,700,000 Electricite de France S.A., Reg S 2.000 10/02/30 1,843,873
EUR 1,500,000 (f) Electricite de France S.A., Reg S 3.000 03/04/31 1,694,256
EUR 1,300,000 (f) Engie S.A., Reg S 3.625 12/06/26 1,510,211
EUR 2,000,000 (f) Engie S.A., Reg S 3.250 01/11/32 2,264,716
EUR 300,000 (f) La Poste S.A., Reg S 0.625 01/18/36 251,766
EUR 1,500,000 RCI Banque S.A., Reg S 3.875 09/30/30 1,740,092
EUR 1,500,000 (f) RCI Banque S.A., Reg S 3.625 11/03/32 1,682,895
EUR 600,000 (f) Societe Generale S.A., Reg S 4.000 11/16/27 703,351
EUR 500,000 (f) Societe Generale S.A., Reg S 0.500 06/12/29 541,438
EUR 1,400,000 (f) Societe Generale S.A., Reg S 4.875 11/21/31 1,692,139

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FRANCE (continued)
EUR 600,000 (f) Thales S.A., Reg S 3.625% 06/14/29 $ 699,612
EUR 1,500,000 (f) TotalEnergies Capital International S.A., Reg S 3.160 03/03/33 1,685,115
EUR 1,000,000 (f) TotalEnergies Capital International S.A., Reg S 3.852 03/03/45 1,055,008
TOTAL FRANCE 27,731,614
GERMANY - 1.0%
GBP 500,000 (c) BMW International Investment BV, Reg S 5.000 01/24/28 661,811
GBP 1,100,000 (c) Commerzbank AG., Reg S 5.000 10/15/31 1,424,896
EUR 1,500,000 (c) Deutsche Bank AG., Reg S 1.625 01/20/27 1,717,530
GBP 1,500,000 (c) Deutsche Bank AG., Reg S 1.875 12/22/28 1,875,648
GBP 600,000 Deutsche Bank AG., Reg S 5.000 02/26/29 788,901
EUR 1,000,000 Deutsche Bank AG., Reg S 3.000 06/16/29 1,140,517
EUR 500,000 (c) EnBW International Finance BV, Reg S 4.300 05/23/34 597,521
GBP 300,000 (c) Mercedes-Benz International Finance BV, Reg S 5.000 07/12/27 396,638
EUR 500,000 (f) Sartorius Finance BV, Reg S 4.375 09/14/29 591,128
EUR 1,400,000 (c) Siemens Financieringsmaatschappij NV, Reg S 2.625 05/27/29 1,594,531
EUR 500,000 (c) Volkswagen Financial Services Overseas AG., Reg S 3.750 09/10/26 580,495
EUR 500,000 (c) Volkswagen International Finance NV, Reg S 3.750 09/28/27 581,279
EUR 2,000,000 ZF Europe Finance BV, Reg S 7.000 06/12/30 2,358,989
TOTAL GERMANY 14,309,884
GUATEMALA - 0.1%
$ 800,000 (g) Energuate Trust 2 0 6.350 09/15/35 783,249
200,000 (g) Millicom International Cellular S.A. 4.500 04/27/31 182,290
TOTAL GUATEMALA 965,539
INDIA - 0.0%
300,000 (g) Adani Electricity Mumbai Ltd 3.867 07/22/31 263,070
225,000 (g) UltraTech Cement Ltd 2.800 02/16/31 205,235
TOTAL INDIA 468,305
INDONESIA - 0.3%
2,000,000 (b),(f) Bank Mandiri Persero Tbk PT, Reg S 5.250 04/10/31 1,981,840
800,000 (g) Pertamina Persero PT 2.300 02/09/31 702,555
300,000 (g) Perusahaan Listrik Negara PT 5.250 10/24/42 265,561
900,000 (g) Perusahaan Listrik Negara PT 6.150 05/21/48 857,626
225,000 (g) Perusahaan Listrik Negara PT 4.875 07/17/49 180,377
TOTAL INDONESIA 3,987,959
IRELAND - 0.3%
EUR 600,000 (f) Bank of Ireland Group plc, Reg S 0.375 05/10/27 691,928
EUR 2,320,000 (f) Bank of Ireland Group plc, Reg S 5.000 07/04/31 2,826,214
TOTAL IRELAND 3,518,142
ISRAEL - 0.1%
850,000 (g) Bank Hapoalim BM, Reg S 5.252 01/14/33 838,523
500,000 (g) Israel Electric Corp Ltd, Reg S 4.250 08/14/28 490,012
TOTAL ISRAEL 1,328,535
ITALY - 0.5%
EUR 1,500,000 (c) Enel Finance International NV, Reg S 3.875 01/23/35 1,716,447
EUR 2,400,000 (c) Eni S.p.A, Reg S 0.625 01/23/30 2,510,409
EUR 1,700,000 (c) Intesa Sanpaolo S.p.A, Reg S 5.125 08/29/31 2,108,502
200,000 (g) Intesa Sanpaolo S.p.A 4.198 06/01/32 187,074
TOTAL ITALY 6,522,432
JAPAN - 0.3%
EUR 500,000 (f) Mizuho Financial Group, Inc, Reg S 3.460 08/27/30 576,263
EUR 500,000 (f) ORIX Corp, Reg S 1.919 04/20/26 577,791
EUR 2,500,000 Takeda Pharmaceutical Co Ltd 1.375 07/09/32 2,515,458
TOTAL JAPAN 3,669,512
KAZAKHSTAN - 0.0%
200,000 (g) QazaqGaz NC JSC 4.375 09/26/27 198,424
TOTAL KAZAKHSTAN 198,424
KUWAIT - 0.1%
2,000,000 (f) KFH Sukuk Co, Reg S 4.563 01/13/31 1,932,987
TOTAL KUWAIT 1,932,987
LUXEMBOURG - 0.1%
EUR 600,000 (g) Albion Financing  SARL 5.375 05/21/30 695,912

International Bond

Consolidated Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LUXEMBOURG (continued)
EUR 500,000 (c) ArcelorMittal S.A., Reg S 3.125% 12/13/28 $ 571,945
EUR 500,000 (f) ProLogis International Funding II S.A., Reg S 2.375 11/14/30 545,892
TOTAL LUXEMBOURG 1,813,749
MEXICO - 0.5%
$ 1,450,000 (d),(e),(g) Banco Mercantil del Norte S.A. 6.625 N/A 1,381,495
250,000 (g) Bimbo Bakeries USA, Inc 5.375 01/09/36 248,752
985,799 (g) CFE Fibra E 5.875 09/23/40 957,516
950,000 (g) Comision Federal de Electricidad 6.450 01/24/35 947,258
1,000,000 (g),(h) El Puerto de Liverpool SAB de C.V. 5.750 02/10/38 945,009
1,350,000 (g) FIBRA ProLogis 5.625 01/14/38 1,284,174
1,500,000 Pemex Project Funding Master Trust 6.625 06/15/35 1,397,909
500,000 Petroleos Mexicanos 6.840 01/23/30 501,104
TOTAL MEXICO 7,663,217
MOROCCO - 0.1%
1,700,000 (g) OCP S.A. 6.700 03/01/36 1,742,755
TOTAL MOROCCO 1,742,755
NETHERLANDS - 1.1%
GBP 500,000 (f) ABN AMRO Bank NV, Reg S 4.750 10/24/29 655,894
EUR 1,700,000 (c) Cooperatieve Rabobank UA, Reg S 4.233 04/25/29 1,999,732
EUR 2,500,000 (c) Heineken NV, Reg S 2.565 10/03/28 2,855,751
EUR 2,000,000 (f) ING Groep NV, Reg S 2.875 11/10/30 2,258,276
EUR 1,500,000 (c) ING Groep NV, Reg S 3.750 09/03/35 1,698,527
EUR 2,000,000 (f) Lineage Europe Finco BV 4.125 11/26/31 2,241,710
EUR 1,900,000 (g) Sunrise FinCo I BV 4.625 05/15/32 2,148,452
EUR 1,150,000 (g) VZ Secured Financing BV 3.500 01/15/32 1,181,306
TOTAL NETHERLANDS 15,039,648
NIGERIA - 0.1%
EUR 1,000,000 (g) BOI Finance BV 7.500 02/16/27 1,173,836
TOTAL NIGERIA 1,173,836
NORWAY - 0.1%
EUR 500,000 (c) Statkraft AS., Reg S 3.125 12/13/26 579,157
EUR 100,000 (c) Statnett SF, Reg S 3.500 06/08/33 115,092
TOTAL NORWAY 694,249
PERU - 0.1%
2,000,000 (g) Banco Internacional del Peru SAA Interbank 4.800 07/15/31 1,966,200
TOTAL PERU 1,966,200
POLAND - 0.1%
EUR 250,000 (f) ORLEN S.A., Reg S 1.125 05/27/28 275,115
1,500,000 (g) ORLEN S.A. 6.000 01/30/35 1,525,448
TOTAL POLAND 1,800,563
PORTUGAL - 0.0%
EUR 500,000 (f) EDP Servicios Financieros Espana SAU, Reg S 4.125 04/04/29 590,802
TOTAL PORTUGAL 590,802
QATAR - 0.0%
300,000 (f) CBQ Finance Ltd, Reg S 5.375 03/28/29 300,160
TOTAL QATAR 300,160
ROMANIA - 0.0%
EUR 250,000 (f) NE Property BV, Reg S 2.000 01/20/30 266,884
TOTAL ROMANIA 266,884
SAUDI ARABIA - 0.4%
2,750,000 (f) Alinma Sukuk Ltd, Reg S 5.792 11/10/35 2,679,466
2,675,000 (f) SNB Funding Ltd, Reg S 6.000 06/24/35 2,644,005
TOTAL SAUDI ARABIA 5,323,471
SINGAPORE - 0.0%
EUR 200,000 (f) Temasek Financial I Ltd, Reg S 0.500 11/20/31 198,268
TOTAL SINGAPORE 198,268
SOUTH AFRICA - 0.3%
1,700,000 (g) Bidvest Group UK plc 6.200 09/17/32 1,692,756
1,250,000 (f) Eskom Holdings SOC Ltd, Reg S 4.314 07/23/27 1,231,419
300,000 Sasol Financing USA LLC 5.500 03/18/31 270,592

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH AFRICA (continued)
$ 500,000 (g) Transnet SOC Ltd 8.250% 02/06/28 $ 517,465
TOTAL SOUTH AFRICA 3,712,232
SPAIN - 0.8%
EUR 2,000,000 Banco de Credito Social Cooperativo S.A., Reg S 3.500 06/13/31 2,282,884
GBP 1,500,000 (f) Banco Santander S.A., Reg S 5.500 06/11/29 2,002,376
EUR 1,800,000 Banco Santander S.A., Reg S 4.875 10/18/31 2,190,265
EUR 2,000,000 (c) CaixaBank S.A., Reg S 3.625 09/19/32 2,295,423
EUR 500,000 (c) Cepsa Finance S.A., Reg S 4.125 04/11/31 580,311
EUR 1,900,000 (c) Iberdrola Finanzas S.A., Reg S 3.000 09/30/31 2,146,021
TOTAL SPAIN 11,497,280
SUPRANATIONAL - 0.3%
KZT 1,310,000,000 International Bank for Reconstruction & Development 13.750 06/11/26 2,718,534
UZS 24,200,000,000 International Finance Corp 11.000 11/13/26 2,016,774
TOTAL SUPRANATIONAL 4,735,308
SWEDEN - 0.0%
EUR 500,000 (f) Skandinaviska Enskilda Banken AB, Reg S 3.000 02/10/32 565,134
TOTAL SWEDEN 565,134
SWITZERLAND - 0.7%
EUR 2,750,000 (f) Cloverie plc for Zurich Insurance Co Ltd, Reg S 1.500 12/15/28 3,035,249
EUR 1,500,000 UBS AG., Reg S 0.500 03/31/31 1,501,710
EUR 2,600,000 (f) UBS Group AG, Reg S 0.250 11/05/28 2,863,637
EUR 1,800,000 (f) UBS Group AG., Reg S 3.125 02/13/31 2,040,992
TOTAL SWITZERLAND 9,441,588
THAILAND - 0.1%
1,330,000 (e),(g) Bangkok Bank PCL 3.466 09/23/36 1,195,782
TOTAL THAILAND 1,195,782
TURKEY - 0.1%
1,075,000 (g) Turk Telekomunikasyon AS. 6.950 10/07/32 1,046,841
800,000 (g) Ulker Biskuvi Sanayi AS. 7.875 07/08/31 807,154
TOTAL TURKEY 1,853,995
UNITED ARAB EMIRATES - 0.0%
200,000 (f) Abu Dhabi Commercial Bank PJSC, Reg S 5.361 03/10/35 196,412
268,239 (g) Sweihan PV Power Co PJSC 3.625 01/31/49 213,788
TOTAL UNITED ARAB EMIRATES 410,200
UNITED KINGDOM - 2.4%
EUR 400,000 Barclays plc, Reg S 0.577 08/09/29 432,057
GBP 200,000 (f) Barclays plc, Reg S 8.407 11/14/32 275,810
EUR 2,000,000 (f) Barclays plc, Reg S 3.792 10/31/36 2,217,797
EUR 2,400,000 (c) British Telecommunications plc, Reg S 3.875 01/20/34 2,752,012
EUR 500,000 (c) Cadent Finance plc, Reg S 3.750 04/16/33 568,801
EUR 285,000 (g) ContourGlobal Power Holdings S.A. 5.000 02/28/30 329,657
GBP 200,000 (f) Legal & General Group plc, Reg S 6.625 04/01/55 268,617
GBP 1,000,000 (c) Lloyds Banking Group plc, Reg S 5.250 10/16/31 1,313,605
EUR 1,900,000 (f) Lseg Netherlands BV, Reg S 2.750 09/20/27 2,175,952
GBP 1,000,000 (c) Marks & Spencer plc, Reg S 5.125 08/18/32 1,288,285
EUR 1,900,000 National Grid Electricity Distribution East Midlands plc, Reg S 3.530 09/20/28 2,205,221
EUR 500,000 (c) NatWest Group plc, Reg S 3.575 09/12/32 572,541
GBP 300,000 (c) NatWest Markets plc, Reg S 6.625 06/22/26 398,826
EUR 2,000,000 (c) NatWest Markets plc, Reg S 3.000 09/03/30 2,266,282
EUR 2,200,000 (c) Reckitt Benckiser Treasury Services plc, Reg S 3.625 06/20/29 2,560,705
GBP 1,500,000 (c) Severn Trent Utilities Finance plc, Reg S 2.625 02/22/33 1,652,153
EUR 2,000,000 SSE plc, Reg S 3.500 03/18/32 2,285,301
EUR 2,000,000 (f) Swiss RE Subordinated Finance plc, Reg S 3.890 03/26/33 2,275,732
EUR 1,500,000 (f) Tesco Corporate Treasury Services plc, Reg S 3.375 05/06/32 1,694,936
GBP 1,000,000 (c) Tesco Corporate Treasury Services plc, Reg S 5.125 05/22/34 1,258,442
GBP 1,500,000 (c) United Utilities Water Finance plc, Reg S 2.000 07/03/33 1,549,915
GBP 1,000,000 (c) United Utilities Water Finance plc, Reg S 5.125 10/06/38 1,177,652
GBP 600,000 (g) Vmed O2 UK Financing I plc 4.500 07/15/31 666,402

International Bond

Consolidated Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED KINGDOM (continued)
EUR 1,400,000 (g) Vmed O2 UK Financing I plc 5.625% 04/15/32 $ 1,485,077
TOTAL UNITED KINGDOM 33,671,778
UNITED STATES - 6.4%
EUR 2,100,000 AbbVie, Inc 2.125 06/01/29 2,350,943
JPY 100,000,000 Aflac, Inc 0.550 03/12/30 590,076
GBP 650,000 Alphabet, Inc 4.125 02/13/29 845,580
EUR 1,500,000 Alphabet, Inc 2.875 11/06/31 1,689,420
EUR 1,700,000 American Medical Systems Europe BV 1.625 03/08/31 1,798,851
EUR 1,450,000 American Tower Corp 0.450 01/15/27 1,646,218
GBP 500,000 AT&T, Inc 2.900 12/04/26 652,864
EUR 2,500,000 AT&T, Inc 2.350 09/05/29 2,789,275
EUR 500,000 (g) Avantor Funding, Inc 3.875 07/15/28 573,171
EUR 1,500,000 (f) Bank of America Corp, Reg S 1.662 04/25/28 1,707,801
EUR 2,000,000 (f) Bank of America Corp, Reg S 2.824 04/27/33 2,194,372
EUR 1,300,000 BMS Ireland Capital Funding DAC 2.973 11/10/30 1,472,856
EUR 2,050,000 BP Capital Markets plc, Reg S 1.231 05/08/31 2,106,070
EUR 2,000,000 (f) Carrier Global Corp 4.500 11/29/32 2,397,459
EUR 2,000,000 (f) Caterpillar Financial Services Corp, Reg S 2.541 11/20/28 2,266,302
EUR 1,750,000 Chubb INA Holdings, Inc 1.550 03/15/28 1,958,951
EUR 1,900,000 (a),(f) Citigroup, Inc, (EURIBOR 3 M + 1.200%), Reg S 2.584 05/14/28 2,199,022
EUR 800,000 Citigroup, Inc 2.928 10/22/30 905,637
EUR 1,600,000 Citigroup, Inc, Reg S 3.750 05/14/32 1,849,685
EUR 2,000,000 (c) CNH Industrial NV, Reg S 3.750 06/11/31 2,291,170
EUR 2,165,000 Colgate-Palmolive Co 3.250 11/10/35 2,414,885
EUR 2,200,000 Comcast Corp 0.250 05/20/27 2,466,493
EUR 267,857 (g) Coty, Inc 3.875 04/15/26 309,574
EUR 2,000,000 Duke Energy Corp 3.100 06/15/28 2,295,625
EUR 400,000 Duke Energy Corp 3.750 04/01/31 461,260
EUR 500,000 FedEx Corp 1.625 01/11/27 573,382
EUR 2,100,000 Fiserv Funding ULC 2.875 06/15/28 2,387,903
EUR 1,400,000 Ford Motor Credit Co LLC 5.125 02/20/29 1,661,946
EUR 1,500,000 (f) Goldman Sachs Group, Inc, Reg S 0.250 01/26/28 1,641,985
EUR 1,900,000 Goldman Sachs Group, Inc, Reg S 3.500 01/23/33 2,157,119
EUR 295,000 (g) Goodyear Europe BV 2.750 08/15/28 327,939
EUR 1,500,000 Highland Holdings Sarl 0.318 12/15/26 1,703,451
EUR 2,000,000 (g) Iron Mountain, Inc 4.750 01/15/34 2,151,802
EUR 1,300,000 Johnson & Johnson 2.700 02/26/29 1,488,868
EUR 2,400,000 Johnson & Johnson 3.200 06/01/32 2,758,830
EUR 500,000 Johnson & Johnson 3.600 02/26/45 536,563
EUR 1,800,000 (f) Liberty Mutual Group, Inc, Reg S 4.625 12/02/30 2,162,924
EUR 1,400,000 (f) Liberty Mutual Group, Inc, Reg S 3.875 09/26/35 1,554,182
EUR 1,700,000 Morgan Stanley 3.149 11/07/31 1,917,668
EUR 1,500,000 (f) National Grid North America, Inc, Reg S 4.061 09/03/36 1,708,953
GBP 400,000 (f) Nestle Holdings, Inc, Reg S 5.250 09/21/26 531,244
EUR 250,000 (g) OI European Group BV 6.250 05/15/28 289,699
EUR 100,000 (g) Organon Finance  LLC 2.875 04/30/28 111,290
GBP 800,000 (f) Pacific Life Global Funding II, Reg S 5.375 11/30/28 1,064,619
EUR 1,000,000 PepsiCo, Inc 3.450 07/28/37 1,100,228
EUR 2,000,000 Pfizer Netherlands International Finance BV 2.875 05/19/29 2,285,293
EUR 2,100,000 Philip Morris International, Inc 2.750 06/06/29 2,378,088
EUR 2,000,000 (f) Pricoa Global Funding I, Reg S 3.000 07/03/30 2,261,445
EUR 1,650,000 ProLogis Euro Finance LLC 3.250 09/22/32 1,834,860
EUR 600,000 ProLogis Euro Finance LLC 4.000 05/05/34 687,459
GBP 500,000 (f) Protective Life Global Funding, Reg S 5.248 01/13/28 662,284
EUR 1,500,000 Raytheon Technologies Corp 2.150 05/18/30 1,630,007
EUR 2,100,000 Thermo Fisher Scientific Finance I BV 0.800 10/18/30 2,165,611
EUR 1,300,000 Thermo Fisher Scientific Finance I BV 3.628 12/01/35 1,473,382
GBP 600,000 Time Warner Cable LLC 5.750 06/02/31 781,642
EUR 1,700,000 Verizon Communications, Inc 1.875 10/26/29 1,865,057

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED STATES (continued)
GBP 2,000,000 (c) Wells Fargo & Co, Reg S 4.875% 11/29/35 $ 2,407,074
TOTAL UNITED STATES 90,496,357
TOTAL CORPORATE BONDS
(Cost $291,079,006) 285,521,536
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 70.0%
AUSTRALIA - 2.6%
AUD 7,775,000 Australia Government Bond, Reg S 2.750 11/21/27 5,206,382
AUD 23,640,000 Australia Government Bond, Reg S 1.000 12/21/30 13,823,736
AUD 7,775,000 Australia Government Bond, Reg S 2.750 06/21/35 4,508,371
AUD 1,685,000 New South Wales Treasury Corp, Reg S 3.000 04/20/29 1,102,717
AUD 5,400,000 New South Wales Treasury Corp, Reg S 5.250 02/24/38 3,563,103
AUD 2,400,000 (g) Queensland Treasury Corp, Reg S 1.750 07/20/34 1,249,064
AUD 3,900,000 (g) Queensland Treasury Corp, Reg S 4.500 08/22/35 2,484,905
AUD 8,300,000 Treasury Corp of Victoria 2.250 11/20/34 4,443,373
TOTAL AUSTRALIA 36,381,651
BARBADOS - 0.2%
$ 2,125,000 (g) Barbados Government International Bond 8.000 06/26/35 2,151,733
TOTAL BARBADOS 2,151,733
BELGIUM - 1.1%
EUR 2,125,000 (g) Kingdom of Belgium Government Bond, Reg S 0.000 10/22/27 2,357,775
EUR 3,725,000 (g) Kingdom of Belgium Government Bond, Reg S 2.600 10/22/30 4,238,173
EUR 1,500,000 (g) Kingdom of Belgium Government Bond, Reg S 0.350 06/22/32 1,463,952
EUR 4,000,000 Kingdom of Belgium Government Bond 3.000 06/22/34 4,510,723
EUR 1,575,000 (g) Kingdom of Belgium Government Bond, Reg S 1.450 06/22/37 1,450,943
EUR 2,025,000 (g) Kingdom of Belgium Government Bond, Reg S 0.400 06/22/40 1,452,313
EUR 675,000 (g) Kingdom of Belgium Government International Bond, Reg S 1.700 06/22/50 485,080
TOTAL BELGIUM 15,958,959
BENIN - 0.1%
750,000 (g) Benin Government International Bond 8.375 01/23/41 739,332
TOTAL BENIN 739,332
BRAZIL - 0.5%
BRL 39,325,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/33 6,369,784
TOTAL BRAZIL 6,369,784
CANADA - 5.1%
CAD 18,825,000 (g) Canada Housing Trust No 3.550 09/15/32 13,653,301
CAD 2,405,000 Canada Housing Trust No 3.450 03/15/35 1,703,727
CAD 31,375,000 Canadian Government Bond 3.500 09/01/29 22,928,041
CAD 12,225,000 Canadian Government Bond 1.500 12/01/31 8,036,019
CAD 9,850,000 Canadian Government International Bond 2.000 06/01/28 6,956,036
CAD 5,200,000 Canadian Government International Bond 2.000 06/01/32 3,487,338
CAD 1,300,000 Canadian Government International Bond 5.000 06/01/37 1,059,083
CAD 1,350,000 Hydro-Quebec 4.000 02/15/55 851,157
CAD 3,750,000 Province of British Columbia Canada 4.300 06/18/42 2,618,261
CAD 1,300,000 Province of Ontario Canada 2.150 06/02/31 882,516
CAD 8,525,000 Province of Ontario Canada 4.600 06/02/39 6,325,635
CAD 1,100,000 Province of Ontario Canada 1.900 12/02/51 465,517
CAD 3,925,000 Province of Quebec Canada 5.000 12/01/41 2,965,405
TOTAL CANADA 71,932,036
CHILE - 0.5%
CLP 4,045,000,000 (g) Bonos de la Tesoreria de la Republica en pesos, Reg S 6.000 04/01/33 4,490,465
EUR 925,000 Chile Government International Bond 3.875 07/09/31 1,073,765
EUR 1,880,000 Chile Government International Bond 3.800 07/01/35 2,120,757
TOTAL CHILE 7,684,987
CHINA - 11.0%
CNY 79,500,000 China Government Bond 2.910 10/14/28 11,998,734
CNY 143,100,000 China Government Bond 2.550 10/15/28 21,379,587
CNY 149,850,000 China Government Bond 1.450 04/25/30 21,663,679
CNY 198,200,000 China Government Bond 2.670 05/25/33 30,662,180
CNY 13,900,000 China Government Bond 2.520 08/25/33 2,129,814

International Bond

Consolidated Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CHINA (continued)
CNY 61,600,000 China Government Bond 2.040% 11/25/34 $ 9,123,161
CNY 139,220,000 China Government Bond 1.610 02/15/35 19,887,883
CNY 91,400,000 China Government Bond 1.920 07/15/45 12,403,179
CNY 18,900,000 China Government Bond 3.860 07/22/49 3,457,697
CNY 41,300,000 China Government Bond 3.390 03/16/50 7,078,774
CNY 50,300,000 China Government Bond 3.810 09/14/50 9,186,671
CNY 34,000,000 China Government Bond 3.720 04/12/51 6,159,094
TOTAL CHINA 155,130,453
COLOMBIA - 0.4%
EUR 1,950,000 Colombia Government International Bond 5.000 09/19/32 2,125,399
COP 14,960,000,000 Colombian TES 7.750 09/18/30 3,274,573
TOTAL COLOMBIA 5,399,972
COSTA RICA - 0.2%
EUR 2,250,000 (g) Costa Rica Government International Bond 6.001 01/16/36 2,681,793
TOTAL COSTA RICA 2,681,793
COTE D'IVOIRE - 0.1%
$ 1,425,000 (g) Ivory Coast Government International Bond 8.075 04/01/36 1,446,772
TOTAL COTE D'IVOIRE 1,446,772
CYPRUS - 0.3%
EUR 1,100,000 (f) Cyprus Government International Bond, Reg S 0.625 01/21/30 1,166,700
EUR 1,550,000 (f) Cyprus Government International Bond, Reg S 0.950 01/20/32 1,580,869
EUR 575,000 (f) Cyprus Government International Bond, Reg S 2.750 02/26/34 634,853
EUR 500,000 (f) Cyprus Government International Bond, Reg S 2.750 05/03/49 459,529
TOTAL CYPRUS 3,841,951
CZECH REPUBLIC - 0.5%
CZK 174,850,000 Czech Republic Government Bond, Reg S 0.950 05/15/30 7,188,894
TOTAL CZECH REPUBLIC 7,188,894
DOMINICAN REPUBLIC - 0.2%
2,050,000 (g) Dominican Republic Government International Bond 4.875 09/23/32 1,886,820
1,500,000 (g) Dominican Republic International Bond 5.875 10/28/35 1,424,325
TOTAL DOMINICAN REPUBLIC 3,311,145
ECUADOR - 0.2%
2,500,000 (g) Ecuador Government International Bond 8.750 01/29/34 2,450,000
309,125 (g) Ecuador Government International Bond (Step Bond) 1.000 07/31/35 272,086
86,000 (g) Ecuador Government International Bond (Step Bond) 5.000 07/31/40 67,295
TOTAL ECUADOR 2,789,381
EGYPT - 0.1%
2,325,000 (g) Egypt Government International Bond 8.500 01/31/47 2,005,230
TOTAL EGYPT 2,005,230
FRANCE - 3.1%
EUR 3,775,000 (g) French Republic Government Bond OAT, Reg S 0.750 11/25/28 4,134,832
EUR 8,500,000 (g) French Republic Government Bond OAT, Reg S 2.750 02/25/29 9,799,115
EUR 6,250,000 (g) French Republic Government Bond OAT, Reg S 3.500 11/25/33 7,260,767
EUR 9,175,000 (g) French Republic Government Bond OAT, Reg S 4.750 04/25/35 11,563,387
EUR 3,950,000 (f),(g) French Republic Government Bond OAT, Reg S 3.500 11/25/35 4,511,531
EUR 7,475,000 (g) French Republic Government Bond OAT, Reg S 0.500 05/25/40 5,388,290
EUR 910,000 (g) French Republic Government Bond OAT, Reg S 0.750 05/25/52 468,417
EUR 2,560,000 (g) French Republic Government Bond OAT, Reg S 0.750 05/25/53 1,276,059
TOTAL FRANCE 44,402,398
GERMANY - 3.8%
EUR 23,525,000 Bundesobligation, Reg S 2.200 10/10/30 26,650,082
EUR 4,675,000 Bundesrepublik Deutschland, Reg S 0.500 08/15/27 5,254,945
EUR 645,000 Bundesrepublik Deutschland, Reg S 0.000 08/15/29 683,352
EUR 365,000 Bundesrepublik Deutschland, Reg S 2.100 11/15/29 413,821
EUR 900,000 Bundesrepublik Deutschland, Reg S 0.000 08/15/31 903,551
EUR 1,000,000 Bundesrepublik Deutschland, Reg S 0.000 02/15/32 985,556
EUR 1,110,000 Bundesrepublik Deutschland, Reg S 2.300 02/15/33 1,244,560
EUR 10,725,000 Bundesrepublik Deutschland, Reg S 1.000 05/15/38 9,739,634
EUR 3,745,000 Bundesrepublik Deutschland, Reg S 0.000 08/15/52 1,790,821
EUR 1,000,000 Bundesrepublik Deutschland Bundesanleihe, Reg S 2.200 02/15/34 1,099,290
EUR 2,725,000 Bundesrepublik Deutschland Bundesanleihe, Reg S 2.500 02/15/35 3,046,215

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GERMANY (continued)
EUR 1,800,000 Bundesrepublik Deutschland Bundesanleihe, Reg S 2.600% 05/15/41 $ 1,908,637
TOTAL GERMANY 53,720,464
GHANA - 0.1%
$ 492,319 (g) Ghana Government International Bond 5.000 07/03/29 468,786
1,884,100 (g) Ghana Government International Bond 5.000 07/03/35 1,604,645
TOTAL GHANA 2,073,431
GREECE - 1.2%
EUR 738,000 (g) Hellenic Republic Government Bond, Reg S 3.625 06/15/35 844,758
EUR 575,000 (g) Hellenic Republic Government International Bond, Reg S 3.875 03/12/29 682,123
EUR 2,300,000 (g) Hellenic Republic Government International Bond, Reg S 1.500 06/18/30 2,498,461
EUR 1,300,000 (g) Hellenic Republic Government International Bond, Reg S 0.750 06/18/31 1,330,570
EUR 1,100,000 (g) Hellenic Republic Government International Bond, Reg S 1.750 06/18/32 1,161,971
EUR 7,825,000 (g) Hellenic Republic Government International Bond, Reg S 3.375 06/15/34 8,904,383
EUR 750,000 (g) Hellenic Republic Government International Bond, Reg S 4.375 07/18/38 900,485
EUR 650,000 (g) Hellenic Republic Government International Bond, Reg S 4.125 06/15/54 711,450
TOTAL GREECE 17,034,201
GUATEMALA - 0.1%
1,875,000 (g) Guatemala Government Bond 6.250 08/15/36 1,905,938
TOTAL GUATEMALA 1,905,938
HUNGARY - 0.9%
HUF 2,095,600,000 Hungary Government Bond 4.500 03/23/28 6,003,614
285,000 (g) Hungary Government International Bond 6.125 05/22/28 291,602
EUR 1,220,000 (f) Hungary Government International Bond, Reg S 4.000 07/25/29 1,430,237
EUR 2,100,000 (f) Hungary Government International Bond, Reg S 4.250 05/26/33 2,392,811
EUR 2,100,000 (f) Hungary Government International Bond, Reg S 1.750 06/05/35 1,918,556
TOTAL HUNGARY 12,036,820
INDONESIA - 0.3%
EUR 1,700,000 Indonesia Government International Bond 4.100 03/04/34 1,892,006
IDR 50,850,000,000 Indonesia Treasury Bond 6.625 02/15/34 2,944,270
TOTAL INDONESIA 4,836,276
IRELAND - 0.8%
EUR 2,500,000 (f) Ireland Government Bond, Reg S 3.100 06/18/36 2,852,130
EUR 225,000 Ireland Government Bond, Reg S 1.700 05/15/37 221,879
EUR 3,825,000 Ireland Government Bond, Reg S 3.000 10/18/43 4,111,330
EUR 5,025,000 Ireland Government Bond, Reg S 1.500 05/15/50 3,850,059
TOTAL IRELAND 11,035,398
ITALY - 4.9%
EUR 2,575,000 Italy Buoni Poliennali Del Tesoro, Reg S 1.250 12/01/26 2,953,813
EUR 2,625,000 Italy Buoni Poliennali Del Tesoro, Reg S 0.950 09/15/27 2,958,557
EUR 975,000 Italy Buoni Poliennali Del Tesoro, Reg S 0.250 03/15/28 1,072,955
EUR 900,000 Italy Buoni Poliennali Del Tesoro 4.000 10/30/31 1,079,320
EUR 5,675,000 (g) Italy Buoni Poliennali Del Tesoro, Reg S 3.150 11/15/31 6,511,435
EUR 17,975,000 (g) Italy Buoni Poliennali Del Tesoro, Reg S 3.250 07/15/32 20,606,872
EUR 12,500,000 Italy Buoni Poliennali Del Tesoro, Reg S 3.850 02/01/35 14,607,346
EUR 1,000,000 (g) Italy Buoni Poliennali Del Tesoro, Reg S 3.650 08/01/35 1,145,073
EUR 1,150,000 (g) Italy Buoni Poliennali Del Tesoro, Reg S 0.950 03/01/37 985,835
EUR 1,575,000 (g) Italy Buoni Poliennali Del Tesoro, Reg S 5.000 08/01/39 1,999,889
EUR 2,450,000 (g) Italy Buoni Poliennali Del Tesoro, Reg S 4.450 09/01/43 2,893,335
EUR 2,500,000 (g) Italy Buoni Poliennali Del Tesoro, Reg S 4.100 04/30/46 2,780,109
EUR 3,750,000 (g) Italy Buoni Poliennali Del Tesoro, Reg S 1.700 09/01/51 2,536,253
EUR 5,850,000 (g) Italy Buoni Poliennali Del Tesoro, Reg S 4.300 10/01/54 6,549,406
TOTAL ITALY 68,680,198
JAPAN - 7.8%
JPY 14,000,000 Japan Finance Organization for Municipalities 0.020 05/22/26 88,098
JPY 268,000,000 Japan Government Five Year Bond 0.005 09/20/26 1,681,427
JPY 5,016,000,000 Japan Government Five Year Bond 0.300 09/20/28 30,744,223
JPY 319,000,000 Japan Government Five Year Bond 0.500 03/20/29 1,951,787
JPY 657,000,000 Japan Government Forty Year Bond 0.700 03/20/61 1,764,709
JPY 284,000,000 Japan Government Ten Year Bond 0.100 09/20/26 1,782,598
JPY 897,400,000 Japan Government Ten Year Bond 0.100 12/20/30 5,228,688
JPY 1,942,000,000 Japan Government Ten Year Bond 0.500 12/20/32 11,095,203

International Bond

Consolidated Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
JAPAN (continued)
JPY 742,700,000 Japan Government Thirty Year Bond 0.500% 09/20/46 $ 2,738,808
JPY 73,000,000 Japan Government Thirty Year Bond 0.600 09/20/50 239,925
JPY 4,405,000,000 Japan Government Thirty Year Bond 0.700 09/20/51 14,406,488
JPY 143,000,000 Japan Government Thirty Year Bond 1.300 06/20/52 548,697
JPY 233,000,000 Japan Government Thirty Year Bond 1.600 12/20/53 950,249
JPY 256,000,000 Japan Government Twenty Year Bond 0.500 06/20/38 1,253,907
JPY 660,000,000 Japan Government Twenty Year Bond 0.700 09/20/38 3,293,406
JPY 185,000,000 Japan Government Twenty Year Bond 0.300 06/20/39 851,043
JPY 380,000,000 Japan Government Twenty Year Bond 0.300 09/20/39 1,732,007
JPY 4,875,000,000 Japan Government Twenty Year Bond 0.400 03/20/40 22,170,986
JPY 750,000,000 Japan Government Twenty Year Bond 2.500 06/20/45 4,239,398
JPY 450,000,000 Japan Government Two Year Bond 0.700 02/01/27 2,826,803
TOTAL JAPAN 109,588,450
KOREA, REPUBLIC OF - 3.1%
KRW 4,350,000,000 Korea Treasury Bond 1.375 12/10/29 2,616,328
KRW 27,671,000,000 Korea Treasury Bond 2.625 03/10/30 17,346,120
KRW 7,500,000,000 Korea Treasury Bond 2.500 09/10/30 4,648,151
KRW 1,175,000,000 Korea Treasury Bond 2.375 12/10/31 712,716
KRW 24,337,000,000 Korea Treasury Bond 2.625 06/10/35 14,349,533
KRW 1,940,000,000 Korea Treasury Bond 2.375 09/10/38 1,079,761
KRW 4,081,000,000 Korea Treasury Bond 1.875 09/10/41 2,024,606
KRW 730,000,000 Korea Treasury Bond 2.500 03/10/52 367,048
TOTAL KOREA, REPUBLIC OF 43,144,263
LITHUANIA - 0.1%
EUR 1,300,000 (f) Lithuania Government International Bond, Reg S 3.625 03/10/36 1,466,363
TOTAL LITHUANIA 1,466,363
MALAYSIA - 0.7%
MYR 29,175,000 Malaysia Government Bond 4.642 11/07/33 7,700,861
MYR 8,975,000 Malaysia Government Bond 4.180 05/16/44 2,261,073
TOTAL MALAYSIA 9,961,934
MEXICO - 0.9%
$ 2,150,000 (g) Eagle Funding Luxco Sarl 5.500 08/17/30 2,161,287
MXN 0 Mexican Bonos 8.500 03/01/29 0
MXN 36,500,000 Mexican Bonos 7.750 05/29/31 1,940,571
MXN 74,660,000 Mexican Bonos 8.500 11/18/38 3,827,684
EUR 1,300,000 Mexico Government International Bond 4.500 03/19/34 1,464,687
EUR 1,650,000 Mexico Government International Bond 5.125 05/04/37 1,873,497
1,275,000 Mexico Government International Bond 6.400 05/07/54 1,192,571
TOTAL MEXICO 12,460,297
MOROCCO - 0.1%
1,100,000 (g) Morocco Government International Bond 3.000 12/15/32 944,511
TOTAL MOROCCO 944,511
NEW ZEALAND - 0.6%
NZD 5,600,000 New Zealand Government Bond 1.500 05/15/31 2,816,220
NZD 2,550,000 New Zealand Government Bond 4.500 05/15/35 1,451,038
NZD 4,000,000 New Zealand Government Bond 4.250 05/15/36 2,212,225
NZD 7,065,000 New Zealand Government Bond 1.750 05/15/41 2,640,200
TOTAL NEW ZEALAND 9,119,683
NORWAY - 0.4%
NOK 60,000,000 (g) Norway Government International Bond, Reg S 1.250 09/17/31 5,280,361
TOTAL NORWAY 5,280,361
PARAGUAY - 0.2%
1,800,000 (g) Paraguay Government International Bond 6.000 02/09/36 1,864,080
225,000 (g) Paraguay Government International Bond 6.650 03/04/55 233,415
TOTAL PARAGUAY 2,097,495
PERU - 0.3%
PEN 15,351,000 (g) Peruvian Government International Bond 5.400 08/12/34 4,183,609
TOTAL PERU 4,183,609
POLAND - 1.4%
315,000 (g) Bank Gospodarstwa Krajowego 6.250 10/31/28 330,314
EUR 2,025,000 (f) Bank Gospodarstwa Krajowego, Reg S 4.375 03/13/39 2,327,380

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
POLAND (continued)
PLN 28,525,000 Republic of Poland Government International Bond 5.750% 04/25/29 $ 7,869,405
PLN 18,000,000 Republic of Poland Government International Bond 6.000 10/25/33 4,957,334
EUR 2,650,000 Republic of Poland Government International Bond, Reg S 3.875 07/07/37 3,003,724
EUR 700,000 (c) Republic of Poland Government International Bond, Reg S 4.125 01/11/44 779,641
$ 280,000 Republic of Poland Government International Bond 5.500 04/04/53 259,180
TOTAL POLAND 19,526,978
REPUBLIC OF SERBIA - 0.2%
EUR 1,700,000 (g) Serbia Government International Bond 1.500 06/26/29 1,795,730
EUR 675,000 (g) Serbia Government International Bond 1.650 03/03/33 634,991
TOTAL REPUBLIC OF SERBIA 2,430,721
ROMANIA - 0.7%
RON 27,490,000 Romanian Government International Bond 8.000 04/29/30 6,435,583
EUR 3,550,000 (g) Romanian Government International Bond 2.000 04/14/33 3,226,846
TOTAL ROMANIA 9,662,429
RWANDA - 0.1%
1,225,000 (g) Rwanda International Government Bond 5.500 08/09/31 1,095,081
TOTAL RWANDA 1,095,081
SINGAPORE - 0.4%
SGD 2,975,000 Singapore Government Bond 2.750 03/01/35 2,406,009
SGD 3,625,000 Singapore Government International Bond 2.875 09/01/30 2,933,549
TOTAL SINGAPORE 5,339,558
SOUTH AFRICA - 0.4%
ZAR 76,075,000 Republic of South Africa Government International Bond 8.875 02/28/35 4,414,742
ZAR 27,300,000 Republic of South Africa Government International Bond 8.750 01/31/44 1,457,154
TOTAL SOUTH AFRICA 5,871,896
SPAIN - 3.7%
EUR 10,875,000 (g) Spain Government Bond, Reg S 3.150 04/30/35 12,363,725
EUR 10,425,000 (g) Spain Government Bond, Reg S 4.000 10/31/54 11,852,359
EUR 1,095,000 (g) Spain Government International Bond, Reg S 1.400 07/30/28 1,229,620
EUR 4,625,000 (g) Spain Government International Bond, Reg S 0.600 10/31/29 4,959,511
EUR 8,610,000 (g) Spain Government International Bond, Reg S 0.100 04/30/31 8,647,758
EUR 925,000 (g) Spain Government International Bond, Reg S 3.250 04/30/34 1,065,177
EUR 5,475,000 (g) Spain Government International Bond, Reg S 3.900 07/30/39 6,453,125
EUR 7,200,000 (g) Spain Government International Bond, Reg S 1.200 10/31/40 5,917,772
TOTAL SPAIN 52,489,047
SUPRANATIONAL - 0.3%
EUR 650,000 (g) Banque Ouest Africaine de Developpement 2.750 01/22/33 626,888
INR 124,700,000 European Bank for Reconstruction & Development 6.300 10/26/27 1,278,359
INR 33,000,000 Inter-American Development Bank 7.000 04/17/33 329,117
INR 66,300,000 International Bank for Reconstruction & Development 5.500 01/21/27 689,248
IDR 31,200,000,000 International Bank for Reconstruction & Development 6.250 01/12/28 1,852,437
TOTAL SUPRANATIONAL 4,776,049
SWITZERLAND - 0.7%
CHF 5,975,000 Swiss Confederation Government Bond, Reg S 0.250 06/23/35 7,425,576
CHF 1,850,000 Swiss Confederation Government Bond, Reg S 1.250 06/27/37 2,533,425
TOTAL SWITZERLAND 9,959,001
THAILAND - 0.4%
THB 140,550,000 Thailand Government Bond 3.450 06/17/43 4,390,457
THB 55,300,000 Thailand Government International Bond 3.300 06/17/38 1,763,602
TOTAL THAILAND 6,154,059
TURKEY - 0.3%
EUR 1,500,000 Turkiye Government International Bond 5.200 08/17/31 1,730,563
EUR 2,550,000 Turkiye Government International Bond 5.150 03/10/34 2,848,083
TOTAL TURKEY 4,578,646
UGANDA - 0.3%
UGX 12,450,000,000 Republic of Uganda Government Bonds 14.250 06/22/34 3,092,930
UGX 6,450,000,000 Republic of Uganda Government Bonds 15.800 06/23/39 1,686,911
TOTAL UGANDA 4,779,841
UKRAINE - 0.0%
250,000 (g) Ukraine Government International Bond 4.500 02/01/29 175,000
363,440 (g) Ukraine Government International Bond 0.000 02/01/35 166,455

International Bond

Consolidated Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UKRAINE (continued)
$ 73,700 (g) Ukraine Government International Bond 0.000% 02/01/36 $ 33,681
TOTAL UKRAINE 375,136
UNITED KINGDOM - 6.6%
GBP 5,150,000 United Kingdom Gilt, Reg S 3.750 03/07/27 6,778,331
GBP 9,475,000 United Kingdom Gilt, Reg S 1.625 10/22/28 11,752,140
GBP 1,735,000 United Kingdom Gilt, Reg S 0.500 01/31/29 2,068,544
GBP 2,525,000 United Kingdom Gilt, Reg S 4.375 03/07/30 3,337,161
GBP 450,000 United Kingdom Gilt, Reg S 0.250 07/31/31 480,266
GBP 21,600,000 (f) United Kingdom Gilt, Reg S 4.000 10/22/31 27,900,049
GBP 660,000 United Kingdom Gilt, Reg S 3.250 01/31/33 803,040
GBP 1,100,000 United Kingdom Gilt, Reg S 0.875 07/31/33 1,116,128
GBP 760,000 United Kingdom Gilt, Reg S 4.625 01/31/34 998,320
GBP 10,875,000 United Kingdom Gilt, Reg S 4.500 03/07/35 14,020,249
GBP 3,895,000 United Kingdom Gilt, Reg S 1.750 09/07/37 3,703,225
GBP 1,300,000 United Kingdom Gilt, Reg S 3.750 01/29/38 1,513,865
GBP 8,975,000 United Kingdom Gilt, Reg S 1.250 10/22/41 6,859,772
GBP 900,000 United Kingdom Gilt, Reg S 0.875 01/31/46 534,592
GBP 1,200,000 United Kingdom Gilt, Reg S 4.250 12/07/49 1,325,785
GBP 2,760,000 United Kingdom Gilt, Reg S 0.625 10/22/50 1,284,622
GBP 7,275,000 United Kingdom Gilt, Reg S 4.375 07/31/54 8,013,965
TOTAL UNITED KINGDOM 92,490,054
UNITED STATES - 1.6%
2,383,247 (a),(g) Chase Home Lending Mortgage Trust 6.589 07/25/56 2,439,284
1,000,000 (a),(g) Connecticut Avenue Securities Trust, (SOFR30A + 3.600%) 7.262 07/25/42 1,030,219
2,000,000 (a),(g) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7.212 05/25/43 2,083,205
2,855,000 (a),(g) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%) 6.362 07/25/43 2,920,481
2,000,000 (a),(g) Connecticut Avenue Securities Trust, (SOFR30A + 2.500%) 6.162 10/25/43 2,037,646
1,350,000 (a),(g) Connecticut Avenue Securities Trust, (SOFR30A + 1.800%) 6.150 02/25/44 1,352,260
2,600,000 (a),(g) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.050%) 6.712 01/25/34 2,771,706
1,400,000 (a),(g) Freddie Mac STACR REMIC Trust, (SOFR30A + 5.750%) 9.412 09/25/42 1,489,947
3,000,000 (a),(g) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%) 6.761 03/25/43 3,103,621
1,215,000 (a),(g) Verus Securitization Trust 6.512 01/25/70 1,224,203
2,000,000 (a),(g) Verus Securitization Trust 5.796 11/25/70 1,978,171
TOTAL UNITED STATES 22,430,743
URUGUAY - 0.3%
UYU 137,650,000 Uruguay Government International Bond 8.250 05/21/31 3,497,777
UYU 42,600,000 Uruguay Government International Bond 8.000 10/29/35 1,065,079
TOTAL URUGUAY 4,562,856
UZBEKISTAN - 0.1%
UZS 7,970,000,000 (g) Republic of Uzbekistan International Bond 16.625 05/29/27 689,432
1,150,000 (g) Republic of Uzbekistan International Bond 6.900 02/28/32 1,198,299
TOTAL UZBEKISTAN 1,887,731
TOTAL GOVERNMENT BONDS
(Cost $1,027,674,946) 987,395,989
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 3.1%
IRELAND - 0.7%
837,843 (a),(g) Atom Mortgage Securities DAC, (SONIA Interest Rate Benchmark + 1.900%), Series 2021
1A
5.644 07/22/31 1,016,562
1,105,707 (a),(g) Bruegel 2021 DAC, (EURIBOR 3 M + 2.470%), Series 2021 1A 4.494 05/22/31 1,272,822
1,079,778 (a),(g) Last Mile Securities, (EURIBOR 3 M + 2.350%), Series 2021 1A 4.349 08/17/31 1,248,670
2,000,000 (a),(g) Sequoia Logistics DAC, (EURIBOR 3 M + 1.900%), Series 2025 1A 3.899 02/17/37 2,317,600
864,386 (a),(g) Taurus UK DAC, (SONIA Interest Rate Benchmark + 2.500%), Series 2025 UK2A 6.245 02/18/35 1,142,854
1,310,595 (a),(g) Thunder Logistics DAC, (EURIBOR 3 M + 2.550%), Series 2024 1A 4.549 11/17/36 1,518,123
1,354,251 (a),(g) UK Logistics DAC, (SONIA Interest Rate Benchmark + 1.950%), Series 2025 2A 5.695 08/17/35 1,799,160
TOTAL IRELAND 10,315,791
ITALY - 0.1%
860,913 (a),(g) Cassia SRL, (EURIBOR 3 M + 3.500%), Series 2022 1A 5.524 05/22/34 1,000,590
TOTAL ITALY 1,000,590

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LUXEMBOURG - 0.1%
$ 1,000,000 (a),(g) SV VANIR LOGISTICS FINANCE S.A, (EURIBOR 3 M + 1.900%), Series 2025 1A 0.000% 07/23/37 $ 1,154,247
TOTAL LUXEMBOURG 1,154,247
UNITED ARAB EMIRATES - 0.1%
1,000,000 (a),(g) BX Trust, (TSFR1M + 2.400%), Series 2025 OMG 6.073 10/15/42 998,990
TOTAL UNITED ARAB EMIRATES 998,990
UNITED KINGDOM - 0.1%
1,359,470 (a),(g) Sage AR Funding, (SONIA Interest Rate Benchmark + 2.000%), Series 2025 1A 5.745 05/17/37 1,797,490
TOTAL UNITED KINGDOM 1,797,490
UNITED STATES - 2.0%
2,000,000 (a),(g) Alen Mortgage Trust, (TSFR1M + 2.364%), Series 2021 ACEN 6.037 04/15/34 1,776,750
1,300,000 (g) Angel Oak Mortgage Trust, Series 2025 12 5.767 12/25/70 1,291,074
1,824,000 (a),(g) Aspire Mortgage Trust, Series 2026 1 5.404 01/25/66 1,792,796
825,000 (g) Avis Budget Rental Car Funding AESOP LLC, Series 2023 8A 6.660 02/20/30 858,925
1,500,000 (a),(g) BAMLL Trust, (TSFR1M + 2.350%), Series 2025 ASHF 6.023 02/15/42 1,498,039
287,773 (a),(g) BX Commercial Mortgage Trust, (CAONREPO + 3.050%), Series 2024 PURE 5.328 11/15/41 208,068
889,203 (a),(g) BX Trust, (TSFR1M + 1.750%), Series 2025 JDI 5.423 11/15/42 890,509
83,239 Carvana Auto Receivables Trust, Series 2021 N2 1.270 03/10/28 81,564
2,200,000 (a),(g) CIP Commercial Mortgage Trust, (TSFR1M + 2.300%), Series 2025 SBAY 6.400 10/15/37 2,203,596
2,000,000 (a),(g) COLT Mortgage Loan Trust, Series 2025 11 5.952 11/25/70 1,991,544
1,028,015 (a) COMM Mortgage Trust, Series 2015 CR24 4.140 08/10/48 1,005,517
500,000 (g) Compass Datacenters Issuer III LLC, Series 2025 1A 5.656 02/25/50 502,463
1,200,000 (a),(g) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01 8.106 12/25/42 1,248,493
1,800,000 (a),(g) Connecticut Avenue Securities Trust, (SOFR30A + 3.250%), Series 2023 R07 6.912 09/25/43 1,851,347
1,000,000 (g) Crescendo Royalty Funding LP, Series 2021 1 3.567 12/20/51 988,095
997,500 (g) DB Master Finance LLC, Series 2025 1A 4.891 08/20/55 987,997
1,139,520 (g) Domino's Pizza Master Issuer LLC, Series 2019 1A 3.668 10/25/49 1,094,211
500,000 (g) Lmdv Issuer Co LLC, Series 2025 1A 5.310 12/15/55 499,346
1,500,000 (g) MetroNet Infrastructure Issuer LLC, Series 2025 2A 5.400 08/20/55 1,512,871
1,000,000 (g) NMEF Funding LLC, Series 2025 B 5.470 01/18/33 998,449
69,423 (g) Oportun Issuance Trust, Series 2021 B 1.960 05/08/31 68,340
69,423 (g) Oportun Issuance Trust, Series 2021 B 3.650 05/08/31 68,805
500,000 (g) Planet Fitness Master Issuer LLC, Series 2025 1A 5.274 12/06/55 499,820
763,030 (g) Sierra Receivables Funding Co, Series 2025 3A 4.640 08/22/44 758,963
987,500 (g) Subway Funding LLC, Series 2024 3A 5.246 07/30/54 974,821
952,500 (g) Taco Bell Funding LLC, Series 2018 1A 4.940 11/25/48 948,845
1,750,000 (a),(g) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 2.292%), Series 2025 AGLN 5.964 07/15/37 1,746,761
494,312 (g) Willis Engine Structured Trust IX, Series 2025 B 5.159 12/15/50 492,339
TOTAL UNITED STATES 28,840,348
TOTAL STRUCTURED ASSETS
(Cost $44,435,260) 44,107,456
TOTAL LONG-TERM INVESTMENTS
(Cost $1,378,193,646) 1,331,903,328
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
963,740 (i) State Street Navigator Securities Lending Government Money Market Portfolio 3.680 (j) 963,740
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $963,740) 963,740
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 4.2%
REPURCHASE AGREEMENT - 2.0%
27,858,000 (k) Fixed Income Clearing Corporation 3.660 04/01/26 27,858,000
TOTAL REPURCHASE AGREEMENT 27,858,000
TREASURY DEBT - 2.2%
EGP 80,000,000 Egypt Treasury Bills 0.000 04/07/26 1,460,875
EGP 54,000,000 Egypt Treasury Bills 0.000 04/14/26 982,634
JPY 2,335,000,000 Japan Treasury Discount Bill 0.000 05/25/26 14,696,012
5,000,000 United States Treasury Bill 0.000 04/14/26 4,993,446
5,000,000 United States Treasury Bill 0.000 04/21/26 4,989,922

International Bond

Consolidated Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TREASURY DEBT (continued)
$ 5,000,000 United States Treasury Bill 0.000% 06/09/26 $ 4,965,552
TOTAL TREASURY DEBT 32,088,441
TOTAL SHORT-TERM INVESTMENTS
(Cost $60,643,904) 59,946,441
TOTAL INVESTMENTS - 98.7%
(Cost $1,439,801,290) 1,392,813,509
OTHER ASSETS & LIABILITIES, NET - 1.3% 18,498,252
NET ASSETS - 100.0% $ 1,411,311,761
AUD Australian Dollar
BRL Brazilian Real
CAONREPO Canadian Overnight Repo Rate Average
CAD Canadian Dollar
CHF Switzerland Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombia Peso
CZK Czech Republic Koruna
EGP Egyptian Pound
EUR Euro
EURIBOR EURO Interbank Offer Rate
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REMIC Real Estate Mortgage Investment Conduit
RON Romanian Leu
SGD Singapore Dollar
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
THB Thai Baht
TBD Bank loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand

Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) When-issued or delayed delivery security.
(c) All or a portion of this security is owned by Nuveen International Bond Taxable Offshore Limited which is a 100% owned subsidiary of the fund.
(d) Perpetual security. Maturity date is not applicable.
(e) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.3% of Total Investments.
(f) All or a portion of this security is owned by Nuveen International Bond Offshore Limited which is a 100% owned subsidiary of the fund.
(g) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $341,768,554 or 24.5% of Total
Investments.
(h) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $935,558.
(i) Investments made with cash collateral received from securities on loan.
(j) The rate shown is the one-day yield as of the end of the reporting period.
(k) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $27,860,832 on 4/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/27, valued at $28,415,314.

International Bond

Consolidated Portfolio of Investments March 31, 2026
(continued)
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
EUR 2,698,152 $ 3,218,909 Australia and New Zealand Banking Group Limited 04/08/26 $ (110,716)
EUR 404,828 $ 468,260 Australia and New Zealand Banking Group Limited 04/08/26 (1,910)
EUR 997,952 $ 1,155,542 Australia and New Zealand Banking Group Limited 04/08/26 (1,623)
EUR 3,257,357 $ 3,751,038 Australia and New Zealand Banking Group Limited 04/08/26 15,403
$ 3,004,440 AUD 4,252,750 Australia and New Zealand Banking Group Limited 04/08/26 70,567
$ 33,062,519 AUD 49,108,427 Australia and New Zealand Banking Group Limited 04/08/26 (816,243)
$ 71,525,746 CAD 98,096,480 Australia and New Zealand Banking Group Limited 04/08/26 983,303
$ 5,051,238 CAD 7,001,346 Australia and New Zealand Banking Group Limited 04/08/26 16,480
$ 6,044,847 EUR 5,117,136 Australia and New Zealand Banking Group Limited 04/08/26 127,967
$ 592,798 EUR 496,865 Australia and New Zealand Banking Group Limited 04/08/26 20,424
$ 2,925,448 EUR 2,473,775 Australia and New Zealand Banking Group Limited 04/08/26 65,053
$ 597,974 EUR 508,409 Australia and New Zealand Banking Group Limited 04/08/26 12,302
$ 2,109,979 EUR 1,797,678 Australia and New Zealand Banking Group Limited 04/08/26 31,347
$ 940,696 EUR 788,510 Australia and New Zealand Banking Group Limited 04/08/26 28,952
$ 4,015,612 GBP 3,002,891 Australia and New Zealand Banking Group Limited 04/08/26 41,054
$ 1,364,401 GBP 999,370 Australia and New Zealand Banking Group Limited 04/08/26 46,801
$ 15,199,636 JPY 2,335,000,000 Australia and New Zealand Banking Group Limited 05/26/26 415,531
EUR 2,988,898 $ 3,460,090 Bank of America 04/08/26 (4,065)
EUR 301,993 $ 351,536 Bank of America 04/08/26 (2,345)
EUR 501,807 $ 580,434 Bank of America 04/08/26 (201)
EUR 250,000 $ 288,470 Bank of America 04/08/26 602
EUR 4,323,100 $ 5,027,350 Bank of America 04/08/26 (28,604)
EUR 501,125 $ 576,216 Bank of America 04/08/26 3,228
$ 50,264,770 EUR 42,753,458 Bank of America 04/08/26 1,014,025
$ 2,454,450 EUR 2,094,834 Bank of America 04/08/26 32,220
$ 15,812,772 GBP 11,686,046 Bank of America 04/08/26 405,527
$ 2,157,049 GBP 1,623,966 Bank of America 04/08/26 7,605
ZAR 47,942,430 $ 2,858,235 Bank of America 04/08/26 (26,700)
$ 10,435,943 MYR 41,103,007 Barclays Bank PLC 04/10/26 277,783
$ 491,700,403 EUR 418,013,736 Citibank N.A. 04/08/26 8,356,418
$ 10,296,080 PLN 37,882,986 Citibank N.A. 04/08/26 91,187
$ 42,425,807 KRW 61,958,390,000 Citibank N.A. 04/10/26 1,226,675
$ 3,405,890 KRW 5,046,882,191 Citibank N.A. 04/10/26 49,974
$ 5,481,334 SGD 6,969,856 Citibank N.A. 04/10/26 56,302
CAD 3,573,581 $ 2,576,400 Morgan Stanley 04/08/26 (6,592)
EUR 2,015,095 $ 2,377,778 Morgan Stanley 04/08/26 (47,749)
EUR 696,756 $ 831,278 Morgan Stanley 04/08/26 (25,628)
EUR 415,398 $ 488,583 Morgan Stanley 04/08/26 (8,263)
JPY 21,000,000 $ 133,407 Morgan Stanley 04/08/26 (994)
$ 10,135,237 CHF 7,958,387 Morgan Stanley 04/08/26 173,420
$ 7,477,796 CZK 156,613,465 Morgan Stanley 04/08/26 101,458
$ 874,592 EUR 746,669 Morgan Stanley 04/08/26 11,228
$ 2,913,802 EUR 2,490,425 Morgan Stanley 04/08/26 34,155
$ 2,689,958 EUR 2,285,775 Morgan Stanley 04/08/26 46,945
$ 1,185,148 EUR 1,000,000 Morgan Stanley 04/08/26 28,861
$ 3,015,250 EUR 2,541,509 Morgan Stanley 04/08/26 76,536
$ 2,010,341 EUR 1,699,541 Morgan Stanley 04/08/26 45,184
$ 1,764,789 EUR 1,495,605 Morgan Stanley 04/08/26 35,440
$ 112,165,037 GBP 82,892,141 Morgan Stanley 04/08/26 2,450,896
$ 887,414 GBP 649,695 Morgan Stanley 04/08/26 27,493
$ 3,154,847 HUF 1,049,267,174 Morgan Stanley 04/08/26 1,383
$ 114,789,471 JPY 17,811,436,820 Morgan Stanley 04/08/26 2,481,429
$ 2,011,268 JPY 311,078,043 Morgan Stanley 04/08/26 49,799
$ 2,640,289 MXN 46,597,573 Morgan Stanley 04/08/26 42,153
$ 5,194,887 NOK 52,088,632 Morgan Stanley 04/08/26 (184,502)
$ 6,479,807 NZD 11,143,090 Morgan Stanley 04/08/26 74,743
$ 5,425,662 ZAR 89,085,112 Morgan Stanley 04/08/26 164,194
MXN 19,880,646 $ 1,102,840 Standard Chartered Bank 04/08/26 5,643
$ 3,004,224 NZD 4,937,325 Standard Chartered Bank 04/08/26 166,243
$ 4,945,906 IDR 83,511,630,000 Standard Chartered Bank 04/10/26 25,151
$ 7,071,169 THB 222,857,079 Standard Chartered Bank 04/10/26 308,551
EUR 1,037,636 $ 1,195,395 Toronto Dominion Bank 04/08/26 4,411
JPY 131,800,000 $ 829,376 Toronto Dominion Bank 04/08/26 1,674

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 3,529,956 RON 15,497,698 Toronto Dominion Bank 04/08/26 $ 17,607
Total  $ 18,505,192
Total unrealized appreciation on forward foreign currency contracts  $ 19,771,327
Total unrealized depreciation on forward foreign currency contracts  $ (1,266,135)
AUD Australian Dollar
CAD Canadian Dollar
CHF Switzerland Franc
CZK Czech Republic Koruna
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesia Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
RON Romanian Leu
SGD Singapore Dollar
THB Thai Baht
ZAR South African Rand

International Bond

Consolidated Portfolio of Investments March 31, 2026
(continued)
Fund Level 1 Level 2 Level 3 Total
International Bond
Long-Term Investments
:
Bank loan obligations $— $14,878,347 $— $14,878,347
Corporate bonds — 285,521,536 — 285,521,536
Government bonds — 987,395,989 — 987,395,989
Structured assets — 44,107,456 — 44,107,456
Investments purchased with collateral from securities lending 963,740 — — 963,740
Short-Term Investments
:
Repurchase agreement — 27,858,000 — 27,858,000
Treasury debt — 32,088,441 — 32,088,441
Investments in Derivatives
:
Forward foreign currency contracts* — 18,505,192 — 18,505,192
Total $963,740 $1,410,354,961 $— $1,411,318,701
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments March 31, 2026
Real Estate Securities Select

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.9%
COMMON STOCKS - 97.9%
DATA CENTER REITS - 12.3%
769,526 Digital Realty Trust, Inc $ 138,676,281
180,884 Equinix, Inc 177,309,732
TOTAL DATA CENTER REITS 315,986,013
DIVERSIFIED REITS - 4.5%
1,249,559 Broadstone Net Lease, Inc 22,829,443
1,345,579 Essential Properties Realty Trust, Inc 40,851,778
774,444 WP Carey, Inc 52,631,214
TOTAL DIVERSIFIED REITS 116,312,435
HEALTH CARE REITS - 17.9%
261,761 American Healthcare REIT, Inc 12,344,649
763,393 CareTrust REIT, Inc 27,978,353
706,526 (a) Janus Living, Inc 16,652,818
797,373 Sabra Health Care REIT, Inc 15,333,483
1,171,997 Ventas, Inc 95,845,915
1,490,930 Welltower, Inc 294,771,771
TOTAL HEALTH CARE REITS 462,926,989
HOTELS, RESORTS & CRUISE LINES - 0.9%
159,459 Hyatt Hotels Corp 22,928,610
TOTAL HOTELS, RESORTS & CRUISE LINES 22,928,610
INDUSTRIAL REITS - 13.6%
307,541 EastGroup Properties, Inc 56,922,764
708,074 First Industrial Realty Trust, Inc 40,962,081
1,171,601 Goodman Group 21,034,347
1,384,488 Prologis, Inc 183,001,624
605,426 Rexford Industrial Realty, Inc 19,815,593
837,641 STAG Industrial, Inc 30,205,334
TOTAL INDUSTRIAL REITS 351,941,743
MULTI-FAMILY RESIDENTIAL REITS - 7.2%
219,910 AvalonBay Communities, Inc 35,922,298
426,827 Camden Property Trust 41,683,925
996,517 Equity Residential 58,943,981
169,356 Essex Property Trust, Inc 40,984,152
69,685 Mid-America Apartment Communities, Inc 8,509,932
TOTAL MULTI-FAMILY RESIDENTIAL REITS 186,044,288
OFFICE REITS - 1.1%
463,765 Highwoods Properties, Inc 9,929,209
507,811 SL Green Realty Corp 18,758,538
TOTAL OFFICE REITS 28,687,747
OTHER SPECIALIZED REITS - 7.7%
422,823 Four Corners Property Trust, Inc 9,999,764
1,073,913 Gaming and Leisure Properties, Inc 47,649,520
642,995 Iron Mountain, Inc 65,675,509
307,885 Lamar Advertising Co 38,996,714
1,360,479 VICI Properties, Inc 37,168,286
TOTAL OTHER SPECIALIZED REITS 199,489,793
REAL ESTATE SERVICES - 1.7%
275,630 (a) CBRE Group, Inc 37,336,840
22,221 (a) Jones Lang LaSalle, Inc 6,762,294
TOTAL REAL ESTATE SERVICES 44,099,134
RETAIL REITS - 13.3%
1,499,293 Acadia Realty Trust 28,666,482
1,586,618 Brixmor Property Group, Inc 45,694,598
478,037 Curbline Properties Corp 12,328,574
397,987 Federal Realty Investment Trust 42,270,199
404,684 Kimco Realty Corp 9,093,250
1,539,431 NETSTREIT Corp 28,987,486
924,097 Realty Income Corp 56,536,255

Real Estate Securities Select

Portfolio of Investments March 31, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
SHARES DESCRIPTION VALUE
RETAIL REITS (continued)
593,541 Simon Property Group, Inc $ 110,713,203
443,783 Urban Edge Properties 8,866,784
TOTAL RETAIL REITS 343,156,831
SELF STORAGE REITS - 4.9%
414,439 Extra Space Storage, Inc 54,345,386
200,958 Public Storage, Inc 54,435,503
607,422 Smartstop Self Storage REIT, Inc 18,392,738
TOTAL SELF STORAGE REITS 127,173,627
SINGLE-FAMILY RESIDENTIAL REITS - 4.4%
955,734 American Homes 4 Rent 26,684,093
525,495 Equity Lifestyle Properties, Inc 32,801,398
421,432 Sun Communities, Inc 53,083,575
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 112,569,066
TELECOM TOWER REITS - 7.5%
739,757 American Tower Corp 127,667,263
797,382 Crown Castle, Inc 64,835,130
TOTAL TELECOM TOWER REITS 192,502,393
TIMBER REITS - 0.9%
958,579 Weyerhaeuser Co 23,418,085
TOTAL TIMBER REITS 23,418,085
TOTAL COMMON STOCKS
(Cost $1,778,318,377) 2,527,236,754
TOTAL LONG-TERM INVESTMENTS
(Cost $1,778,318,377) 2,527,236,754
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.8%
REPURCHASE AGREEMENT - 1.7%
$ 43,256,000 (b) Fixed Income Clearing Corporation 3 .660% 04/01/26 43,256,000
TOTAL REPURCHASE AGREEMENT 43,256,000
TREASURY DEBT - 0.1%
1,890,000 United States Treasury Bill 0 .000 04/14/26 1,887,523
TOTAL TREASURY DEBT 1,887,523
TOTAL SHORT-TERM INVESTMENTS
(Cost $45,143,523) 45,143,523
TOTAL INVESTMENTS - 99.7%
(Cost $1,823,461,900) 2,572,380,277
OTHER ASSETS & LIABILITIES, NET - 0.3% 7,841,054
NET ASSETS - 100.0% $ 2,580,221,331
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $43,260,398 on 4/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/27, valued at $44,121,312.

Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Real Estate Securities Select
Long-Term Investments
:
Common stocks $2,506,202,407 $21,034,347 $— $2,527,236,754
Short-Term Investments
:
Repurchase agreement — 43,256,000 — 43,256,000
Treasury debt — 1,887,523 — 1,887,523
Total $2,506,202,407 $66,177,870 $— $2,572,380,277
1 1 1 1 1